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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Government Money Market Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 12.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 04/30/2018, matures 05/01/2018,
repurchase price $35,001,653 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,086)
	1.700%	35,000,000	35,000,000
Tri-party TD Securities (USA) LLC
dated 04/30/2018, matures 05/01/2018,
repurchase price $35,001,672 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,001)
	1.720%	35,000,000	35,000,000
Total Repurchase Agreements (Cost $70,000,000)			70,000,000

U.S. Government & Agency Obligations 78.7%

Federal Agricultural Mortgage Corp. Discount Notes
07/02/2018	1.750%	11,000,000	10,966,847
Federal Farm Credit Banks(a)
1-month USD LIBOR + -0.075% 10/29/2018	1.830%	9,000,000	9,000,000
Federal Farm Credit Banks Discount Notes
07/06/2018	1.800%	8,000,000	7,973,600
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.145% 08/08/2018	1.750%	20,000,000	20,000,000
1-month USD LIBOR + -0.120% 09/07/2018	1.780%	9,000,000	9,000,000
Federal Home Loan Banks Discount Notes
05/02/2018	0.850%	18,000,000	17,999,161
05/03/2018	1.170%	22,000,000	21,997,885
05/04/2018	1.280%	9,935,000	9,933,606
05/07/2018	1.490%	14,000,000	13,996,010
05/08/2018	1.500%	11,000,000	10,996,385
05/10/2018	1.570%	10,000,000	9,995,712
05/11/2018	1.530%	19,700,000	19,690,950
05/15/2018	1.600%	9,000,000	8,994,085
05/16/2018	1.590%	28,000,000	27,980,442
05/17/2018	1.620%	18,000,000	17,986,400
05/18/2018	1.600%	19,000,000	18,984,986
05/22/2018	1.630%	5,000,000	4,995,100
05/23/2018	1.600%	15,000,000	14,984,912
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
05/30/2018	1.660%	7,000,000	6,990,470
06/01/2018	1.660%	19,000,000	18,972,350
06/04/2018	1.670%	17,000,000	16,972,786
06/06/2018	1.660%	12,000,000	11,979,900
06/07/2018	1.660%	17,000,000	16,970,647
06/13/2018	1.660%	12,000,000	11,976,063
06/18/2018	1.720%	9,000,000	8,979,240
06/20/2018	1.700%	20,000,000	19,952,500
06/21/2018	1.660%	12,000,000	11,971,610
06/22/2018	1.730%	12,000,000	11,969,927
06/25/2018	1.720%	3,000,000	2,992,117
Federal National Mortgage Association Discount Notes
05/04/2018	1.200%	10,000,000	9,998,683
05/09/2018	1.420%	11,000,000	10,996,138
Tennessee Valley Authority Discount Notes
05/01/2018	1.680%	15,000,000	15,000,000
05/08/2018	1.460%	6,000,000	5,998,075
05/15/2018	1.620%	18,000,000	17,988,030
Total U.S. Government & Agency Obligations (Cost $455,184,617)			455,184,617

U.S. Treasury Obligations 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.048% 10/31/2019	1.886%	14,500,000	14,503,421
3-month U.S. Treasury index + 0.012% 01/31/2020	1.838%	15,000,000	14,994,718
Total U.S. Treasury Obligations (Cost $29,498,139)			29,498,139

Total Investments in Securities (Cost: $554,682,756)	554,682,756
Other Assets & Liabilities, Net	23,600,660
Net Assets	578,283,416
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Government Money Market Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, April 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	70,000,000	—	70,000,000
U.S. Government & Agency Obligations	—	455,184,617	—	455,184,617
U.S. Treasury Obligations	—	29,498,139	—	29,498,139
Total Investments in Securities	—	554,682,756	—	554,682,756
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Government Money Market Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.5%
Massachusetts Development Finance Agency(a),(b)
Refunding Revenue Bonds
College of the Holy Cross
Series 2008A (JPMorgan Chase Bank)
09/01/2037	1.430%	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	1.510%	2,100,000	2,100,000
Total			7,100,000
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri(a),(b)
Revenue Bonds
Washington University
Series 2009B (JPMorgan Chase Bank)
03/01/2040	1.500%	3,800,000	3,800,000
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	1.550%	1,900,000	1,900,000
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.550%	3,500,000	3,500,000
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.550%	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
Future Tax
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.550%	5,000,000	5,000,000
New York City Water & Sewer System(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.550%	9,500,000	9,500,000
Total			19,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.5%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
Series 2013 (Wells Fargo Bank)
10/01/2043	1.530%	6,000,000	6,000,000
Utah 0.3%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.570%	3,830,000	3,830,000
Total Floating Rate Notes (Cost $41,630,000)			41,630,000

Municipal Bonds 94.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,420,840
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	5,000,000	5,909,100
Total			10,329,940
Alaska 0.7%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,729,808
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,665,000	3,939,179
10/01/2041	7.750%	2,000,000	2,156,560
Total			8,825,547
Columbia Strategic Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.4%
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	855,818
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,676,670
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,080,280
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,612,880
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,268,425
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	2,225,000	2,337,518
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/2039	6.500%	1,000,000	1,051,840
Total			17,883,431
California 9.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,341,080
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2038	4.000%	6,890,000	7,216,241
04/01/2042	4.000%	5,970,000	6,178,234
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2017A
11/15/2048	4.000%	5,000,000	5,023,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,354,558
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,002,040
02/01/2042	5.000%	1,500,000	1,631,640
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,058,870
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	4,000,000	3,988,280
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	5,000,000	5,000,000
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,352,680
07/01/2046	6.375%	415,000	463,787
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,454,150
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	707,681
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,912,049
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,227,460
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	526,450

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2044	5.000%	2,000,000	2,261,060
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,349,028
Series 2014A
01/15/2046	5.750%	4,250,000	4,827,192
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	567,460
09/01/2033	0.000%	1,100,000	590,260
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,227,720
03/01/2047	5.000%	5,170,000	5,729,601
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,606,700
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project
Series 2008
12/01/2039	6.250%	1,500,000	1,538,970
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/2034	5.250%	1,500,000	1,554,765
San Francisco City & County Airport Commission-San Francisco International Airport(d)
Revenue Bonds
Series 2017A AMT
05/01/2047	5.000%	10,000,000	11,149,200
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	528,455
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,266,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	15,000,000	15,534,450
Series 2010
03/01/2030	5.250%	1,000,000	1,062,950
03/01/2033	6.000%	5,625,000	6,054,750
Series 2012
04/01/2035	5.250%	4,500,000	4,995,855
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	60,000	60,107
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			121,345,829
Colorado 2.4%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	765,900
07/01/2049	5.500%	700,000	717,570
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	918,255
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,397,716
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,238,050
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	6,008,700
11/01/2052	6.000%	890,000	904,810
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,830,424
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	11,053,222
Total			30,834,647

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.2%
Connecticut Housing Finance Authority(f)
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,283,554
District of Columbia 0.3%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	352,626
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,181,794
Total			3,534,420
Florida 3.7%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,393,807
County of Broward Airport System(d)
Revenue Bonds
Series 2017 AMT
10/01/2042	5.000%	3,000,000	3,350,520
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	6,250,000	6,953,812
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	394,453
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,012,693
Florida Municipal Loan Council(e)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	1,630,000	1,532,216
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	3,835,000	4,260,378
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,404,460
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,800,480
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,226,893
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,084,260
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	261,898
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,181,440
08/01/2041	5.000%	2,000,000	2,174,380
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/2033	5.500%	5,000,000	5,416,400
Putnam County Development Authority(f)
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,706,352
Total			47,154,442
Georgia 2.1%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	2,998,205
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,003,980

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,662,875
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,103,510
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	3,670,000	3,890,824
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,737,874
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	1,330,000	1,399,931
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	5,771,545
Total			27,568,744
Hawaii 0.2%
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010A
07/01/2040	5.500%	1,500,000	1,609,605
Series 2010B
07/01/2030	5.625%	280,000	301,196
07/01/2040	5.750%	370,000	398,982
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	775,253
Total			3,085,036
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,930,180
10/01/2049	8.125%	1,635,000	1,852,897
Total			6,783,077
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 16.6%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,709,024
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,941,710
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,005,420
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,250,300
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,280,680
Series 2014B
01/01/2035	5.000%	5,000,000	5,462,650
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,667,588
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,558,606
Series 2015D
01/01/2046	5.000%	4,390,000	4,824,698
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	319,786
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2042	5.000%	8,895,000	9,676,248
01/01/2052	5.000%	8,030,000	8,630,885
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	2,650,000	2,882,749
01/01/2047	5.000%	1,000,000	1,083,990
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,192,680

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TriPs Obligated Group
Series 2018 AMT
07/01/2038	5.000%	1,000,000	1,095,920
07/01/2048	5.000%	800,000	869,016
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,772,546
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2033	5.000%	5,245,000	6,052,101
01/01/2034	5.000%	1,000,000	1,153,880
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,576,770
01/01/2040	5.000%	8,020,000	8,085,042
Series 2012A
01/01/2033	5.000%	5,000,000	5,069,800
Series 2009C
01/01/2040	5.000%	3,500,000	3,517,045
Series 2015A
01/01/2033	5.500%	1,350,000	1,430,082
Series 2017A
01/01/2038	6.000%	4,185,000	4,624,676
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,016,190
01/01/2036	5.000%	11,745,000	11,917,651
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	563,258
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,382,150
01/01/2042	5.000%	5,000,000	5,234,550
Series 2014
01/01/2034	5.000%	1,000,000	1,061,630
01/01/2039	5.000%	2,000,000	2,116,980
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,136,700
Series 2014
11/01/2044	5.000%	650,000	693,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
11/01/2028	5.000%	860,000	961,480
11/01/2030	5.000%	12,275,000	13,589,775
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,044,450
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	989,109
Illinois Development Finance Authority(e)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,119,328
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,647,755
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,248,792
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	3,000,000	3,148,710
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	11,361,474
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	605,000	644,555
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,980,375
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,599,765
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	417,736

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,066,900
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,165,965
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,743,925
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,573,900
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,067,119
07/01/2033	5.500%	5,000,000	5,171,900
07/01/2038	5.500%	875,000	900,646
Series 2017A
12/01/2036	5.000%	5,000,000	5,114,450
State of Illinois(f)
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	5,000,000	5,070,550
Total			213,485,041
Indiana 0.6%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	825,000	855,393
Prerefunded 11/01/18 Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	1,000,000	1,017,520
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	5,000,000	5,403,050
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	175,000	181,695
Total			7,457,658
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,515,150
Non-ACE Mortgage-Backed Securities Program
Series 2017 (GNMA)
01/01/2037	3.400%	2,000,000	1,930,060
Total			7,445,210
Kansas 0.3%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,083,345
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/18 Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2033	6.000%	800,000	802,752
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,210,927
Series 2010B
03/01/2040	6.375%	1,700,000	1,847,883
Prerefunded 08/15/18 Revenue Bonds
Baptist Healthcare System
Series 2009
08/15/2027	5.625%	500,000	505,280
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,288,692
Unrefunded Revenue Bonds
Baptist Healthcare System
Series 2009
08/15/2027	5.625%	500,000	504,975
Total			8,160,509
Louisiana 1.6%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,298,200

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,926,488
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	55,000	60,719
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,093,320
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	3,000,000	3,030,810
Series 2017
05/15/2042	5.000%	2,000,000	2,183,680
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,612,860
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	4,600,000	4,723,602
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,391,905
Total			20,321,584
Maryland 0.4%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,275,576
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,620,507
Total			4,896,083
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	604,055
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMASS Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,309,425
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,159,420
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,847,983
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,014,250
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,204,730
Total			17,139,863
Michigan 3.7%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,817,657
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,610,475
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	540,289
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,215,841

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	471,207
Series 2015
11/15/2045	5.000%	1,220,000	1,326,103
Trinity Health Corp.
Series 2017
12/01/2040	4.000%	500,000	507,150
12/01/2042	5.000%	500,000	564,060
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,184,525
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,087,670
07/01/2035	5.000%	5,000,000	5,444,900
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,795,698
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,914,896
10/01/2047	3.850%	5,000,000	4,803,900
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,081,135
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	768,677
Total			47,134,183
Minnesota 2.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	3,014,340
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	996,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2023	6.375%	1,000,000	1,024,730
11/15/2032	6.750%	1,000,000	1,026,450
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,438,748
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,298,040
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2030	5.750%	800,000	805,280
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	2,350,000	2,453,024
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,488,591
02/01/2034	0.000%	1,565,000	859,780
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	467,696
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,233,552
11/15/2037	4.000%	600,000	616,290
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,088,216
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	827,520

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,532,037
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	645,404
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,076,650
03/01/2040	6.500%	700,000	754,873
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,527,865
Total			30,175,086
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	805,000	822,976
Missouri 2.6%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,018,250
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	800,693
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	190,000	190,000
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,255,050
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,551,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	697,639
Series 2014
02/01/2044	5.000%	2,275,000	2,400,193
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,073,570
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,361,980
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,334,302
05/15/2050	5.250%	500,000	526,445
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	528,935
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,146,100
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2036	4.000%	1,000,000	886,710
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,569,240
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,202,275
09/01/2042	5.000%	2,000,000	2,121,140
Total			33,664,242
Montana 0.2%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	538,138

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2037	3.375%	1,250,000	1,214,125
12/01/2042	3.500%	570,000	554,382
12/01/2047	3.600%	750,000	727,365
Total			3,034,010
Nebraska 1.3%
County of Douglas
Refunding Revenue Bonds
Creighton University Project
Series 2017
07/01/2040	4.000%	3,500,000	3,591,805
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,590,729
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,034,220
Madison County Hospital Authority No. 1
Prerefunded 07/01/18 Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07/01/2033	6.000%	3,500,000	3,594,010
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	2,800,000	2,793,336
Total			16,604,100
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,776,878
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	915,008
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,454,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	583,748
Series 2018A
12/15/2038	5.000%	415,000	422,877
Total			9,152,511
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	915,858
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	2,004,460
Total			2,920,318
New Jersey 4.0%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	375,989
03/01/2042	4.000%	1,250,000	1,260,137
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,093,970
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	1,500,000	1,614,675
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,161,600
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,904,600
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	529,890
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,260,924

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015WW
06/15/2040	5.250%	375,000	399,945
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,060,820
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,526,022
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2026	5.000%	5,000,000	5,331,650
06/15/2044	5.000%	8,090,000	8,430,346
Series 2015AA
06/15/2041	5.250%	5,000,000	5,326,300
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,133,450
Series 2017E
01/01/2032	5.000%	2,500,000	2,903,000
Series 2017G
01/01/2034	4.000%	7,000,000	7,343,210
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,084,933
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	5,130,000	5,382,499
Total			52,123,960
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/2032	6.375%	1,480,000	1,496,975
08/01/2032	6.375%	685,000	692,508
Total			2,189,483
New York 5.7%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,602,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2036	5.000%	5,000,000	5,614,700
Glen Cove Local Economic Assistance Corp.(e),(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,048,575
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,873,200
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	5,000,000	5,639,400
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,252,220
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,550,835
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	5,000,000	5,070,200
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,964,940
New York City Transitional Finance Authority Future Tax Secured
Revenue Bonds
Subordinated Series 2017B-1
08/01/2042	4.000%	5,000,000	5,144,000
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2036	4.000%	500,000	524,235
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2018	5.750%	1,235,000	1,243,398

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,497,382
New York Transportation Development Corp.(d),(f)
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2034	5.000%	3,000,000	3,327,090
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,925,000	5,793,287
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,467,400
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,613,736
Series 2018-208
10/01/2034	3.600%	5,000,000	5,007,450
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,018,932
09/15/2047	5.250%	1,475,000	1,440,367
09/15/2053	5.250%	3,045,000	2,940,496
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	637,994
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	75,840
Total			73,348,457
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,919,520
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,202,883
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,081,180
Total			4,203,583
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,130,000	1,097,479
07/01/2040	3.550%	1,500,000	1,455,060
Total			2,552,539
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	15,000,000	14,999,850
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	2,031,792
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,527,050
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,346,320
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	769,028
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2042	3.550%	8,105,000	7,834,941

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,563,495
01/01/2043	4.000%	875,000	889,718
Total			39,962,194
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,377,937
11/15/2045	5.250%	1,165,000	1,277,015
Total			2,654,952
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	558,259
Oregon Health & Science University
Prerefunded 07/01/19 Revenue Bonds
Series 2009A
07/01/2039	5.750%	1,500,000	1,566,660
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 2016S
10/01/2032	5.000%	1,800,000	2,004,966
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,109,650
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,730,000	4,578,545
Total			9,818,080
Pennsylvania 8.8%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,492,077
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,172,066
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	1,000,000	1,108,530
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,756,416
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,756,048
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,047,970
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,018,150
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	767,396
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,950,177
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/2028	5.375%	1,000,000	1,010,150
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,094,800
Pennsylvania Economic Development Financing Authority(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	6,062,760
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,442,336
06/30/2042	5.000%	11,000,000	11,774,730

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,185,100
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	2,370,000	2,432,876
Series 2017-124B
10/01/2042	3.650%	7,810,000	7,636,696
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/2036	5.000%	5,000,000	5,481,700
Subordinated Series 2017B-2
06/01/2038	4.000%	9,505,000	9,519,067
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,179,440
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,720,175
Series 2015B
12/01/2040	5.000%	2,500,000	2,701,050
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,274,200
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,758,650
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,120,560
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	849,353
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009
04/01/2034	6.500%	700,000	729,085
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,557,634
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,493,575
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,263,766
Series 2018B
09/01/2043	5.000%	515,000	566,907
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,316,920
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,284,704
Total			113,525,064
Rhode Island 0.1%
Rhode Island Student Loan Authority(d),(f)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2025	5.000%	1,200,000	1,335,240
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,102,830
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,395,123
South Carolina Public Service Authority
Revenue Bonds
Series 2015E
12/01/2055	5.250%	1,085,000	1,180,296
Total			3,678,249
South Dakota 0.9%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,060,700

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,725,297
Total			11,785,997
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	380,393
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2016A
10/01/2041	5.000%	3,370,000	3,623,593
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,312,536
Series 2017A
07/01/2048	5.000%	835,000	914,592
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	727,553
07/01/2047	3.650%	1,500,000	1,450,200
Series 2017-2B
07/01/2036	3.700%	3,690,000	3,692,435
Series 2018-1
07/01/2042	3.900%	1,000,000	1,000,720
Total			13,102,022
Texas 6.0%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	167,206
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,194,149
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,013,840
07/15/2036	4.000%	3,000,000	2,965,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
07/15/2033	5.000%	1,000,000	1,083,040
07/15/2037	5.000%	1,350,000	1,449,225
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	31,793
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	584,997
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	6,122,488
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,732,475
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,241,343
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,181,920
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	870,960
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,696,650
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,106,740
11/15/2046	5.000%	1,000,000	1,102,860
City of Austin Electric Utility
Prerefunded 11/15/18 Revenue Bonds
Series 2008A
11/15/2035	5.250%	2,000,000	2,037,500
City of Houston Airport System(d)
Revenue Bonds
Subordinated Series 2018A AMT
07/01/2041	5.000%	1,250,000	1,400,062

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,929,707
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	608,896
08/15/2042	5.000%	1,500,000	1,559,055
Series 2013
08/15/2033	6.000%	260,000	294,726
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,075,168
Series 2015A
12/01/2045	5.000%	400,000	427,248
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,123,500
11/01/2036	5.000%	1,000,000	1,113,320
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,581,705
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	2,200,000	2,269,014
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	303,661
05/15/2031	6.500%	230,000	258,674
Matagorda County Navigation District No. 1(b),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,959,560
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,634,909
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	981,160
07/01/2047	5.000%	1,000,000	1,027,310
07/01/2052	4.750%	1,500,000	1,494,870
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,522,695
07/01/2046	5.000%	2,850,000	3,006,037
07/01/2051	4.750%	1,210,000	1,251,297
Collegiate Housing Corpus Christi
Series 2016
04/01/2036	5.000%	355,000	364,315
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,638,339
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	500,155
11/15/2046	5.500%	750,000	750,488
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	524,785
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,890,492
Series 2017B (AGM)
01/01/2037	4.000%	800,000	826,016
Series 2016A
01/01/2039	4.000%	435,000	446,253
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	389,012
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	572,850
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	880,936

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	787,275
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	2,059,053
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,773,669
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2029	5.500%	500,000	523,255
Total			77,332,093
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	3,000,000	3,342,570
Virginia 2.4%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,000,000	3,288,000
07/01/2051	5.000%	1,800,000	1,960,848
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	3,250,000	3,487,445
Henrico County Economic Development Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2017C
12/01/2037	5.000%	15,000	15,950
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	7,962,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	13,700,000	14,730,514
Total			31,445,657
Washington 2.6%
King County Housing Authority(f)
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,783,181
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	993,500
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,763,560
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,219,210
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	8,000,000	7,889,440
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project
Series 2009
10/01/2040	5.625%	1,050,000	1,102,783
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,649,927
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,257,340
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,168,200
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	428,234
01/01/2045	6.000%	595,000	601,117

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	212,802
Total			34,069,294
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	964,485
Wisconsin 2.5%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,037,980
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	1,019,180
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,088,360
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,778,525
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	444,985
05/15/2047	5.250%	220,000	238,068
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	296,078
Series 2009A
05/01/2033	5.750%	2,715,000	2,820,532
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	5,300,000	5,492,178
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/2042	5.000%	2,270,000	2,515,251
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	3,260,000	3,325,428
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,028,770
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	1,400,000	1,471,624
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,585,499
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	570,394
09/15/2045	5.000%	1,000,000	1,034,650
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,165,988
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	340,000	346,698
Total			32,260,188
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,074,460
Total Municipal Bonds (Cost $1,192,961,178)			1,216,893,953

Municipal Short Term 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.4%
California Pollution Control Financing Authority(c),(d)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	2.050%	5,000,000	5,000,000

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	1.650%	3,000,000	2,999,010
Kentucky 0.3%
Kentucky Economic Development Finance Authority(d)
Refunding Revenue Bonds
Republic Services
Series 2016A AMT
04/01/2031	1.650%	3,000,000	3,000,000
New York 0.9%
Board of Cooperative Educational Services of Second Supervisory District
Revenue Notes
RAN Series 2017
06/29/2018	2.000%	7,000,000	7,002,410
City of New York(b)
Unlimited General Obligation Bonds
Subordinated Series 1994H-3 (AGM)
08/01/2023	1.520%	2,000,000	2,000,000
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Owego Appalachian Central School District
Limited General Obligation Notes
RAN Series 2018A
06/28/2018	1.900%	3,000,000	2,999,246
Total			12,001,656
Total Municipal Short Term (Cost $23,009,700)			23,000,666

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(h)	8,282,292	8,282,292
Total Money Market Funds (Cost $8,281,764)		8,282,292
Total Investments in Securities (Cost $1,265,882,642)		1,289,806,911
Other Assets & Liabilities, Net		(932,799)
Net Assets		$1,288,874,112

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $65,790,069, which represents 5.10% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2018.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	41,630,000	—	41,630,000
Municipal Bonds	—	1,216,893,953	—	1,216,893,953
Municipal Short Term	—	23,000,666	—	23,000,666
Money Market Funds	8,282,292	—	—	8,282,292
Total Investments in Securities	8,282,292	1,281,524,619	—	1,289,806,911
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Strategic Municipal Income Fund | Quarterly Report 2018	21

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.8%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.520%	4,000,000	4,000,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.530%	750,000	750,000
Total			4,750,000
Total Floating Rate Notes (Cost $4,750,000)			4,750,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,403,230
Series 2011
01/01/2025	5.000%	2,000,000	2,143,520
Subordinated Series 2016B
01/01/2024	5.000%	4,695,000	5,335,022
Revenue Bonds
Senior Series 2010A
01/01/2035	5.000%	6,795,000	7,106,279
Senior Series 2010B
01/01/2021	5.000%	2,175,000	2,283,402
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,078,960
01/01/2031	5.000%	750,000	808,403
Series 2014A
01/01/2034	5.000%	1,000,000	1,100,690
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,733,225
Total			25,992,731
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.9%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	2,988,000
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	332,712
11/01/2042	5.000%	1,250,000	1,266,563
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	4,000,000	3,978,320
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,660,910
Total			11,226,505
Charter Schools 3.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	1,952,340
07/01/2047	4.250%	1,000,000	976,770
07/01/2052	4.375%	1,500,000	1,469,925
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/2034	5.000%	1,000,000	1,019,630
03/01/2039	5.000%	2,000,000	2,012,540
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	513,340
07/01/2045	5.000%	2,070,000	2,060,706
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,581,495
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,660,424
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	231,979
12/01/2043	5.000%	1,500,000	1,557,225
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	2,999,880
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	969,580
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	193,352
03/01/2043	4.625%	1,000,000	952,400
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	691,155
08/01/2046	4.250%	1,000,000	944,910
Total			21,787,651
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,649,360
Series 2014
11/01/2044	5.000%	500,000	547,505
Total			2,196,865
Higher Education 10.1%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,284,891
12/01/2040	5.000%	1,350,000	1,488,496
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Bethel University
Series 2017
05/01/2037	5.000%	1,000,000	1,089,130
05/01/2047	5.000%	2,000,000	2,157,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carleton College
Series 2017
03/01/2037	4.000%	500,000	520,760
03/01/2039	4.000%	500,000	518,830
03/01/2040	4.000%	1,000,000	1,035,350
03/01/2047	4.000%	2,500,000	2,559,750
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,066,120
Macalester College
Series 2017
03/01/2029	5.000%	150,000	175,782
03/01/2030	5.000%	175,000	204,334
03/01/2042	4.000%	900,000	929,745
03/01/2048	4.000%	600,000	615,708
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	846,138
12/01/2032	5.000%	1,000,000	1,139,050
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,577,685
10/01/2035	4.000%	500,000	524,770
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	839,257
04/01/2039	4.000%	2,000,000	2,061,580
Series 2017A
10/01/2035	4.000%	800,000	831,824
10/01/2037	4.000%	750,000	777,398
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,464,320
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	998,390
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	906,122
12/01/2035	5.250%	1,000,000	1,036,500
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,890,396
Series 2012
12/01/2027	4.250%	350,000	364,021
12/01/2032	4.000%	350,000	348,842
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	358,082
10/01/2026	5.000%	280,000	305,805
10/01/2027	5.000%	200,000	218,144
10/01/2032	5.000%	700,000	762,174

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns University
Series 2015-8-1
10/01/2031	5.000%	370,000	415,976
10/01/2032	5.000%	645,000	723,329
10/01/2033	5.000%	350,000	390,789
10/01/2034	5.000%	380,000	422,169
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,829,950
Series 2016A
04/01/2032	5.000%	2,000,000	2,319,580
04/01/2033	5.000%	1,725,000	1,993,996
04/01/2034	5.000%	1,855,000	2,132,898
04/01/2037	5.000%	3,210,000	3,666,494
Series 2017A
09/01/2038	5.000%	4,515,000	5,225,074
Total			61,017,369
Hospital 15.2%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	415,108
04/01/2024	4.000%	745,000	767,298
04/01/2026	4.000%	500,000	512,370
04/01/2031	4.000%	1,450,000	1,474,679
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	9,136,018
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,099,590
09/01/2035	4.000%	1,500,000	1,513,230
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,498,640
11/15/2044	5.000%	6,475,000	7,154,033
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,064,840
08/15/2035	5.250%	2,275,000	2,419,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,790,995
04/01/2041	5.000%	675,000	724,127
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	6,155,800
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	2,560,000	2,761,958
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,089,425
Series 2013
07/01/2024	5.000%	300,000	335,340
07/01/2027	5.000%	245,000	272,232
07/01/2028	5.000%	225,000	249,552
07/01/2033	5.000%	650,000	708,812
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,085,060
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,289,395
05/01/2046	5.000%	3,500,000	3,860,885
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,015,667
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,588,790
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	332,845
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	770,918

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,374,665
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	5,000,000	4,993,800
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2043	4.000%	3,000,000	3,054,810
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,335,010
07/01/2035	4.000%	10,630,000	10,862,265
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,641,371
Total			91,348,877
Joint Power Authority 7.7%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2019	5.000%	1,925,000	1,964,135
01/01/2042	5.000%	1,500,000	1,597,935
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	279,183
12/01/2025	5.000%	400,000	440,288
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	284,122
10/01/2033	5.000%	250,000	283,335
Series 2014A
10/01/2035	5.000%	1,000,000	1,127,070
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,471,800
Series 2016
10/01/2041	4.000%	1,000,000	1,031,720
10/01/2047	5.000%	500,000	556,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	235,862
01/01/2035	5.000%	170,000	190,528
01/01/2036	5.000%	180,000	201,305
01/01/2041	5.000%	400,000	445,124
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	368,298
01/01/2031	5.000%	460,000	497,660
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,120,720
01/01/2041	5.000%	2,550,000	2,837,665
01/01/2046	5.000%	2,000,000	2,218,480
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,131,680
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2019	0.000%	5,000,000	4,934,050
01/01/2026	0.000%	10,000,000	7,953,600
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,322,916
01/01/2030	5.000%	1,000,000	1,100,120
Series 2015A
01/01/2036	5.000%	1,000,000	1,121,440
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,111,130
01/01/2046	5.000%	4,025,000	4,465,617
Total			46,292,718
Local Appropriation 4.2%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,890,519
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,317,144
02/01/2034	5.000%	1,200,000	1,299,408
02/01/2039	5.000%	1,300,000	1,396,447

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,117,410
02/01/2042	4.000%	5,250,000	5,339,880
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2029	4.000%	500,000	525,860
05/01/2030	4.000%	450,000	471,258
05/01/2031	4.000%	450,000	470,682
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2028	5.000%	2,720,000	3,195,130
02/01/2029	5.000%	2,855,000	3,339,208
02/01/2030	5.000%	2,965,000	3,452,831
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,399,263
Total			25,215,040
Local General Obligation 12.9%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,237,602
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,118,310
Centennial Independent School District No. 12(d)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	734,412
02/01/2033	0.000%	750,000	428,955
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2027	5.000%	2,835,000	3,364,153
02/01/2030	4.000%	3,145,000	3,387,794
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,073,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,162,076
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,586,985
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,691,120
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2032	0.000%	1,305,000	789,434
02/01/2033	0.000%	1,140,000	659,102
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A
02/01/2037	5.000%	4,740,000	5,271,212
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/2030	5.000%	500,000	567,180
02/01/2031	5.000%	1,140,000	1,287,938
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,067,210
02/01/2031	4.000%	1,735,000	1,844,201
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,651,877
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2031	4.000%	1,605,000	1,692,424
02/01/2032	4.000%	1,775,000	1,860,502
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,175,300

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,381,200
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	951,254
02/01/2033	0.000%	2,585,000	1,498,292
02/01/2034	0.000%	1,500,000	826,980
South Washington County Independent School District No. 833
Unlimited General Obligation Bonds
School Building
Series 2016A
02/01/2031	4.000%	4,000,000	4,217,880
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	468,540
02/01/2034	4.000%	325,000	337,226
Total			77,332,819
Multi-Family 3.5%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,541,500
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01/01/2031	5.000%	1,500,000	1,518,915
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,508,975
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,953,440
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,058,540
Oakgreen Commons Project Memory
Series 2013
08/01/2043	6.500%	1,000,000	1,033,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,186,750
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,473,825
Total			21,275,435
Municipal Power 1.2%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,080,010
12/01/2028	4.000%	950,000	1,016,633
Series 2017A
12/01/2047	5.000%	4,700,000	5,311,470
Total			7,408,113
Nursing Home 2.3%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,566,684
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,544,925
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,042,280
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/2038	5.000%	1,200,000	1,200,528
05/01/2048	5.125%	6,250,000	6,216,812
Total			13,571,229

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	106,978
06/01/2028	4.000%	170,000	180,610
06/01/2029	4.000%	165,000	174,090
06/01/2030	4.000%	125,000	131,250
06/01/2031	4.000%	100,000	104,422
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	475,370
08/01/2033	3.000%	500,000	471,205
08/01/2034	3.125%	850,000	798,940
08/01/2035	3.125%	800,000	751,464
Total			3,194,329
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	909,099
10/01/2032	4.000%	800,000	827,928
10/01/2033	4.000%	655,000	675,220
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	257,610
08/01/2036	5.700%	1,250,000	1,281,087
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	1,006,220
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,391,062
Total			6,348,226
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,100,510
Prep School 0.4%
County of Rice(e)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,500,000	2,631,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 13.9%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/2034	6.875%	2,765,000	2,989,269
Series 2011A
11/01/2040	7.000%	1,000,000	1,080,610
11/01/2046	7.000%	1,000,000	1,080,610
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2032	6.750%	5,240,000	5,378,598
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	4,967,412
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2026	5.625%	3,000,000	3,019,200
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,680,576
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	313,017
06/01/2032	5.000%	300,000	323,811
06/01/2043	5.000%	1,000,000	1,079,370
Series 2014A
06/01/2047	5.000%	1,600,000	1,726,992
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/2026	4.750%	4,000,000	4,088,600
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 02/01/19 Revenue Bonds
Gillette Children’s Specialty
Series 2009
02/01/2027	5.000%	7,445,000	7,618,022
02/01/2029	5.000%	3,000,000	3,069,720
Prerefunded 08/01/18 Revenue Bonds
Parking Facilities Project
Series 2010A
08/01/2035	5.000%	1,500,000	1,541,835

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,711,455
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,550,000	3,725,867
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,923,100
11/15/2044	5.000%	1,000,000	1,169,240
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,134,580
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	316,035
03/01/2036	5.125%	275,000	290,312
Prerefunded 10/01/18 Revenue Bonds
St. John’s University
6th Series 2008U
10/01/2028	4.750%	1,000,000	1,012,260
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,125,350
10/01/2040	6.000%	2,000,000	2,250,700
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,774,365
Territory of Guam(f)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,706,535
University of Minnesota
Prerefunded 01/04/19 Revenue Bonds
Series 2009A
04/01/2034	5.125%	1,000,000	1,029,620
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,396,150
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,571,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2011A Escrowed to Maturity
12/01/2018	5.000%	2,500,000	2,546,100
Total			83,641,200
Retirement Communities 4.1%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,526,100
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,511,950
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home
Series 2014
10/01/2044	5.375%	2,000,000	2,087,420
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,012,290
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,020,950
10/01/2047	5.000%	2,000,000	2,149,020
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,200,000	2,267,056
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,979,460
09/01/2042	5.000%	875,000	930,615
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	285,359
09/01/2037	4.250%	300,000	311,799
09/01/2042	5.000%	1,000,000	1,095,760

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,471,275
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,074,160
Total			24,723,214
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,416,300
Single Family 2.2%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	413,688
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	2,260,000	2,318,104
Revenue Bonds
Series 2009
01/01/2040	5.100%	465,000	471,422
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	6,597,189	6,434,766
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	500,000	483,945
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,940,000	1,859,529
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,445,000	1,479,261
Total			13,460,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 5.3%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	7,600,000	8,353,920
03/01/2028	5.000%	3,000,000	3,288,360
03/01/2029	5.000%	4,250,000	4,651,965
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,856,711
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,546,000
Total			31,696,956
State General Obligation 2.5%
State of Minnesota
Unlimited General Obligation Bonds
Series 2015A
08/01/2030	5.000%	5,000,000	5,787,800
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/2024	5.000%	2,720,000	3,131,318
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/2018	5.000%	2,660,000	2,695,990
Various Purpose
Series 2012
08/01/2029	4.000%	2,975,000	3,134,014
Total			14,749,122
Transportation 0.4%
Virgin Islands Public Finance Authority(e),(f)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,088,860
Total Municipal Bonds (Cost $584,107,241)			589,716,334

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(g)	165,814	165,814
Total Money Market Funds (Cost $165,797)		165,814
Total Investments in Securities (Cost: $589,023,038)		594,632,148
Other Assets & Liabilities, Net		6,736,352
Net Assets		601,368,500
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $6,191,685, which represents 1.03% of net assets.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $5,795,395, which represents 0.96% of net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,750,000	—	4,750,000
Municipal Bonds	—	589,716,334	—	589,716,334
Money Market Funds	165,814	—	—	165,814
Total Investments in Securities	165,814	594,466,334	—	594,632,148
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 99.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.2%
Lockheed Martin Corp.
11/23/2020	2.500%	4,715,000	4,660,763
09/15/2021	3.350%	4,820,000	4,847,802
Northrop Grumman Corp.
03/15/2021	3.500%	10,595,000	10,703,313
Total			20,211,878
Automotive 1.4%
Ford Motor Credit Co. LLC
11/02/2020	2.343%	6,940,000	6,756,722
Ford Motor Credit Co., LLC
04/05/2021	3.470%	2,290,000	2,280,448
Total			9,037,170
Banking 6.0%
American Express Co.
02/27/2023	3.400%	6,670,000	6,616,246
Bank of Montreal
04/13/2021	3.100%	3,985,000	3,969,694
Bank of Nova Scotia (The)
04/20/2021	3.125%	4,735,000	4,720,383
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,097,229
10/30/2020	2.400%	2,575,000	2,517,706
01/30/2023	3.200%	6,450,000	6,259,409
Wells Fargo & Co.
01/30/2020	2.150%	12,300,000	12,133,778
Total			38,314,445
Cable and Satellite 1.5%
Sky PLC(a)
09/16/2024	3.750%	9,325,000	9,341,020
Chemicals 0.7%
LyondellBasell Industries NV
04/15/2019	5.000%	4,340,000	4,403,273
Diversified Manufacturing 3.2%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	15,420,000	15,209,162
United Technologies Corp.
05/04/2020	1.900%	5,495,000	5,383,562
Total			20,592,724
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 22.8%
AEP Texas, Inc.
10/01/2022	2.400%	12,910,000	12,315,314
American Electric Power Co., Inc.
11/13/2020	2.150%	4,230,000	4,121,674
CMS Energy Corp.
03/01/2024	3.875%	9,050,000	9,064,389
11/15/2025	3.600%	7,355,000	7,188,828
DTE Energy Co.
10/01/2019	1.500%	8,075,000	7,890,599
12/01/2023	3.850%	560,000	562,914
06/01/2024	3.500%	10,760,000	10,562,156
Duke Energy Corp.
10/15/2023	3.950%	2,950,000	2,991,318
04/15/2024	3.750%	1,881,000	1,876,124
Edison International
09/15/2022	2.400%	5,065,000	4,807,151
Emera U.S. Finance LP
06/15/2021	2.700%	7,171,000	6,985,458
Eversource Energy
03/15/2022	2.750%	1,440,000	1,403,731
10/01/2024	2.900%	6,525,000	6,201,256
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,130,000	2,122,984
04/01/2019	2.300%	3,440,000	3,426,384
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	6,650,000	6,585,249
Pacific Gas & Electric Co.
11/15/2023	3.850%	3,465,000	3,468,773
Pinnacle West Capital Corp.
11/30/2020	2.250%	5,495,000	5,354,366
Progress Energy, Inc.
04/01/2022	3.150%	6,922,000	6,809,428
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,466,879
Southern Co. (The)
07/01/2023	2.950%	11,835,000	11,413,461
WEC Energy Group, Inc.
06/15/2020	2.450%	2,790,000	2,747,185
06/15/2025	3.550%	7,070,000	6,958,499
Wisconsin Electric Power Co.
06/01/2025	3.100%	930,000	899,566
Columbia Limited Duration Credit Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
03/15/2021	2.400%	6,695,000	6,535,164
06/01/2025	3.300%	9,725,000	9,424,196
Total			146,183,046
Finance Companies 1.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	7,740,000	7,568,133
Food and Beverage 14.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	8,360,000	8,333,775
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,382,266
JM Smucker Co. (The)
12/06/2019	2.200%	2,140,000	2,114,429
03/15/2020	2.500%	5,390,000	5,333,507
Kraft Heinz Foods Co.
07/02/2018	2.000%	12,150,000	12,138,190
07/02/2020	2.800%	5,650,000	5,605,907
Molson Coors Brewing Co.
03/15/2019	1.900%	4,659,000	4,623,834
07/15/2021	2.100%	3,675,000	3,524,281
Mondelez International, Inc.(a)
10/28/2019	1.625%	12,515,000	12,273,048
Sysco Corp.
07/15/2021	2.500%	3,380,000	3,302,733
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,678,380
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	15,695,000	15,676,103
10/21/2019	2.900%	9,877,000	9,877,336
Total			92,863,789
Health Care 7.9%
Becton Dickinson and Co.
12/15/2019	2.675%	3,169,000	3,146,243
06/05/2020	2.404%	1,855,000	1,818,045
11/08/2021	3.125%	8,727,000	8,595,013
Cardinal Health, Inc.
06/15/2024	3.079%	8,590,000	8,142,272
CVS Health Corp.
07/20/2018	1.900%	4,585,000	4,579,645
06/01/2021	2.125%	4,595,000	4,432,438
07/20/2022	3.500%	3,049,000	3,033,874
03/09/2023	3.700%	4,335,000	4,317,968
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
06/15/2019	2.250%	8,035,000	7,967,088
11/30/2020	2.600%	4,380,000	4,291,033
Total			50,323,619
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,104,669
Life Insurance 11.9%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,133,370
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,085,000	5,257,005
Guardian Life Global Funding(a)
05/08/2022	2.500%	9,300,000	8,991,491
04/25/2023	3.400%	6,245,000	6,223,617
MassMutual Global Funding II(a)
06/22/2024	2.750%	7,515,000	7,161,104
MetLife Global Funding I(a)
04/10/2019	2.300%	3,910,000	3,900,522
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,791,303
Nuveen Finance LLC(a)
11/01/2019	2.950%	20,570,000	20,483,133
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	13,325,000	13,109,308
Total			76,050,853
Media and Entertainment 2.9%
Discovery Communications LLC(a)
11/15/2019	2.750%	502,000	499,116
06/15/2020	2.800%	13,643,000	13,487,661
Thomson Reuters Corp.
10/15/2019	4.700%	4,815,000	4,923,766
Total			18,910,543
Midstream 5.3%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,619,484
04/15/2021	2.850%	2,240,000	2,207,038
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	10,367,000	10,386,542
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	12,080,000	11,427,608
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	6,293,000	6,432,988
Total			34,073,660

2	Columbia Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.7%
NiSource, Inc.
11/17/2022	2.650%	8,305,000	7,976,977
Sempra Energy
06/15/2024	3.550%	3,140,000	3,089,189
Total			11,066,166
Pharmaceuticals 3.8%
AbbVie, Inc.
05/14/2020	2.500%	5,061,000	4,999,261
Allergan Funding SCS
06/15/2024	3.850%	5,350,000	5,205,983
Amgen, Inc.
05/22/2019	2.200%	8,970,000	8,922,109
05/11/2022	2.650%	5,530,000	5,364,504
Total			24,491,857
Property & Casualty 3.3%
Alleghany Corp.
06/27/2022	4.950%	3,439,000	3,609,059
CNA Financial Corp.
05/15/2024	3.950%	11,166,000	11,153,918
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	530,000	537,497
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	4,760,000	5,926,500
Total			21,226,974
Railroads 1.7%
Union Pacific Corp.
06/19/2020	2.250%	11,345,000	11,196,505
Restaurants 0.3%
McDonald’s Corp.
12/09/2020	2.750%	1,849,000	1,841,687
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.6%
Kroger Co. (The)
08/01/2022	2.800%	3,855,000	3,733,190
Technology 3.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2023	2.650%	6,410,000	6,061,591
01/15/2024	3.625%	5,340,000	5,189,316
Oracle Corp.
01/15/2019	2.375%	10,535,000	10,538,108
Total			21,789,015
Transportation Services 1.2%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	2,987,000	2,981,922
United Parcel Service, Inc.
04/01/2021	2.050%	4,680,000	4,561,671
Total			7,543,593
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	2,455,000	2,530,781
Total Corporate Bonds & Notes (Cost $648,090,993)			636,398,590

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(b),(c)	695,962	695,893
Total Money Market Funds (Cost $695,962)		695,893
Total Investments in Securities (Cost: $648,786,955)		637,094,483
Other Assets & Liabilities, Net		2,990,344
Net Assets		640,084,827

At April 30, 2018, securities and/or cash totaling $497,318 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	32	06/2018	USD	6,803,087	—	(13,050)
U.S. Treasury 5-Year Note	882	06/2018	USD	100,352,046	—	(564,283)
Total					—	(577,333)

Columbia Limited Duration Credit Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(768)	06/2018	USD	(92,374,065)	423,385	—
U.S. Treasury 10-Year Note	(112)	06/2018	USD	(13,471,218)	—	(36,963)
U.S. Treasury Ultra 10-Year Note	(40)	06/2018	USD	(5,169,532)	7,132	—
Total					430,517	(36,963)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $170,193,993, which represents 26.59% of net assets.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	70,960,747	264,901,293	(335,166,078)	695,962	1,427	(1,226)	203,321	695,893
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	636,398,590	—	—	636,398,590
Money Market Funds	—	—	—	695,893	695,893
Total Investments in Securities	—	636,398,590	—	695,893	637,094,483
Investments in Derivatives
Asset
Futures Contracts	430,517	—	—	—	430,517
Liability
Futures Contracts	(614,296)	—	—	—	(614,296)
Total	(183,779)	636,398,590	—	695,893	636,910,704
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Limited Duration Credit Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Hotels, Restaurants & Leisure 1.7%
Marriott International, Inc., Class A	157,100	21,472,428
Royal Caribbean Cruises Ltd.	493,400	53,380,946
Total		74,853,374
Household Durables 0.6%
PulteGroup, Inc.	775,800	23,553,288
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc.(a)	26,800	41,972,284
Booking Holdings, Inc.(a)	6,300	13,721,400
Qurate Retail Group, Inc. QVC Group(a)	238,000	5,571,580
Total		61,265,264
Media 2.3%
Charter Communications, Inc., Class A(a)	190,300	51,626,487
Comcast Corp., Class A	457,710	14,367,517
News Corp., Class A	1,894,300	30,270,914
Total		96,264,918
Multiline Retail 1.7%
Target Corp.	1,023,900	74,335,140
Specialty Retail 3.1%
Best Buy Co., Inc.	1,103,000	84,412,590
Home Depot, Inc. (The)	266,700	49,286,160
Total		133,698,750
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	683,700	75,104,445
Total Consumer Discretionary		539,075,179
Consumer Staples 7.5%
Food & Staples Retailing 3.9%
CVS Health Corp.	813,100	56,778,773
Walgreens Boots Alliance, Inc.	1,194,200	79,354,590
Walmart, Inc.	348,800	30,854,848
Total		166,988,211
Food Products 1.7%
Campbell Soup Co.	108,700	4,432,786
Tyson Foods, Inc., Class A	974,000	68,277,400
Total		72,710,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Kimberly-Clark Corp.	360,300	37,305,462
Tobacco 1.0%
Altria Group, Inc.	763,700	42,851,207
Total Consumer Staples		319,855,066
Energy 5.9%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc.	453,100	17,521,377
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	179,300	22,432,223
ConocoPhillips	1,410,560	92,391,680
Marathon Petroleum Corp.	411,500	30,825,465
Valero Energy Corp.	799,250	88,660,802
Total		234,310,170
Total Energy		251,831,547
Financials 14.6%
Banks 7.1%
Bank of America Corp.	1,444,400	43,216,448
Citigroup, Inc.	1,435,800	98,022,066
Citizens Financial Group, Inc.	427,100	17,720,379
JPMorgan Chase & Co.	1,353,700	147,255,486
Total		306,214,379
Capital Markets 4.8%
BlackRock, Inc.	151,800	79,163,700
Moody’s Corp.	27,900	4,525,380
S&P Global, Inc.	444,300	83,794,980
T. Rowe Price Group, Inc.	339,000	38,584,980
Total		206,069,040
Insurance 2.7%
Allstate Corp. (The)	780,600	76,358,292
Aon PLC	15,800	2,251,026
Prudential Financial, Inc.	334,700	35,585,304
Total		114,194,622
Total Financials		626,478,041
Columbia Disciplined Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.6%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(a)	193,900	22,808,457
Biogen, Inc.(a)	92,000	25,171,200
BioMarin Pharmaceutical, Inc.(a)	175,441	14,651,078
Celgene Corp.(a)	25,152	2,190,739
Gilead Sciences, Inc.	286,300	20,679,449
TESARO, Inc.(a)	81,600	4,154,256
Vertex Pharmaceuticals, Inc.(a)	146,900	22,499,204
Total		112,154,383
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	752,100	52,270,950
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	104,200	9,438,436
Centene Corp.(a)	241,500	26,222,070
Express Scripts Holding Co.(a)	1,032,200	78,137,540
Humana, Inc.	79,200	23,299,056
Total		137,097,102
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	1,087,200	56,675,736
Eli Lilly & Co.	988,100	80,105,267
Johnson & Johnson	210,600	26,638,794
Merck & Co., Inc.	79,000	4,650,730
Pfizer, Inc.	3,059,055	111,992,004
Total		280,062,531
Total Health Care		581,584,966
Industrials 10.0%
Aerospace & Defense 4.1%
Boeing Co. (The)	328,300	109,507,748
General Dynamics Corp.	254,700	51,273,657
Lockheed Martin Corp.	46,800	15,015,312
Total		175,796,717
Airlines 1.8%
Delta Air Lines, Inc.	447,900	23,389,338
Southwest Airlines Co.	976,900	51,609,627
Total		74,998,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.8%
Acuity Brands, Inc.	138,200	16,552,214
AMETEK, Inc.	281,100	19,620,780
Total		36,172,994
Industrial Conglomerates 0.4%
Honeywell International, Inc.	132,400	19,155,632
Machinery 0.8%
Cummins, Inc.	217,400	34,753,564
Professional Services 0.1%
Nielsen Holdings PLC	83,400	2,622,930
Road & Rail 0.5%
Union Pacific Corp.	148,700	19,870,781
Trading Companies & Distributors 1.5%
WW Grainger, Inc.	228,800	64,372,880
Total Industrials		427,744,463
Information Technology 25.1%
Communications Equipment 3.6%
Cisco Systems, Inc.	2,456,500	108,798,385
F5 Networks, Inc.(a)	273,500	44,605,115
Total		153,403,500
Internet Software & Services 6.4%
Alphabet, Inc., Class A(a)	44,400	45,224,952
Facebook, Inc., Class A(a)	872,700	150,104,400
VeriSign, Inc.(a)	679,700	79,810,374
Total		275,139,726
IT Services 2.6%
MasterCard, Inc., Class A	592,300	105,589,321
Visa, Inc., Class A	42,700	5,417,776
Total		111,007,097
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	649,300	32,250,731
Broadcom, Inc.	358,100	82,155,302
Micron Technology, Inc.(a)	279,500	12,851,410
Total		127,257,443

2	Columbia Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.6%
Activision Blizzard, Inc.	228,500	15,160,975
Adobe Systems, Inc.(a)	444,800	98,567,680
Cadence Design Systems, Inc.(a)	159,900	6,405,594
Electronic Arts, Inc.(a)	203,100	23,961,738
Microsoft Corp.(b)	1,500,800	140,354,816
Total		284,450,803
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	530,880	87,733,229
HP, Inc.	717,500	15,419,075
NetApp, Inc.	281,800	18,762,244
Total		121,914,548
Total Information Technology		1,073,173,117
Materials 2.6%
Chemicals 2.1%
Eastman Chemical Co.	140,400	14,332,032
LyondellBasell Industries NV, Class A	744,500	78,715,985
Total		93,048,017
Containers & Packaging 0.3%
Avery Dennison Corp.	52,400	5,492,044
Packaging Corp. of America	59,400	6,871,986
Total		12,364,030
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	493,600	7,507,656
Total Materials		112,919,703
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
American Tower Corp.	542,700	74,002,572
Host Hotels & Resorts, Inc.	319,700	6,253,332
SBA Communications Corp.(a)	143,700	23,025,051
Total		103,280,955
Total Real Estate		103,280,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	2,347,400	76,759,980
Total Telecommunication Services		76,759,980
Utilities 3.0%
Electric Utilities 1.6%
Entergy Corp.	636,100	51,899,399
Xcel Energy, Inc.	365,800	17,134,072
Total		69,033,471
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	1,701,400	43,096,462
Public Service Enterprise Group, Inc.	308,900	16,109,135
Total		59,205,597
Total Utilities		128,239,068
Total Common Stocks (Cost $3,423,205,580)		4,240,942,085

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(c),(d)	43,942,715	43,938,320
Total Money Market Funds (Cost $43,938,320)		43,938,320
Total Investments in Securities (Cost: $3,467,143,900)		4,284,880,405
Other Assets & Liabilities, Net		(4,990,639)
Net Assets		4,279,889,766

At April 30, 2018, securities and/or cash totaling $3,628,576 were pledged as collateral.
Columbia Disciplined Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	375	06/2018	USD	49,631,250	—	(1,128,763)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	38,690,562	295,719,999	(290,467,846)	43,942,715	(7,006)	(2,132)	419,420	43,938,320
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	539,075,179	—	—	—	539,075,179
Consumer Staples	319,855,066	—	—	—	319,855,066
Energy	251,831,547	—	—	—	251,831,547
Financials	626,478,041	—	—	—	626,478,041
Health Care	581,584,966	—	—	—	581,584,966
Industrials	427,744,463	—	—	—	427,744,463
Information Technology	1,073,173,117	—	—	—	1,073,173,117
Materials	112,919,703	—	—	—	112,919,703
Real Estate	103,280,955	—	—	—	103,280,955
Telecommunication Services	76,759,980	—	—	—	76,759,980
Utilities	128,239,068	—	—	—	128,239,068
Total Common Stocks	4,240,942,085	—	—	—	4,240,942,085
Money Market Funds	—	—	—	43,938,320	43,938,320
Total Investments in Securities	4,240,942,085	—	—	43,938,320	4,284,880,405
Investments in Derivatives
Liability
Futures Contracts	(1,128,763)	—	—	—	(1,128,763)
Total	4,239,813,322	—	—	43,938,320	4,283,751,642
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Lear Corp.	540	100,964
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	0
Loral Space & Communications, Inc.(b)	101	3,924
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		3,985
Total Consumer Discretionary		104,949
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,298	32,074
Total Industrials		32,074
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		137,023

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 93.3%

Aerospace & Defense 1.3%
Bombardier, Inc.(f)
01/15/2023	6.125%	1,800,000	1,811,986
12/01/2024	7.500%	3,049,000	3,209,072
03/15/2025	7.500%	1,050,000	1,094,282
TransDigm, Inc.
07/15/2024	6.500%	800,000	814,434
05/15/2025	6.500%	3,677,000	3,735,288
06/15/2026	6.375%	8,889,000	8,946,316
Total			19,611,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.3%
Delphi Technologies PLC(f)
10/01/2025	5.000%	3,910,000	3,767,105
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,176,000
Total			4,943,105
Banking 0.9%
Ally Financial, Inc.
11/01/2031	8.000%	10,422,000	12,670,234
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	1,270,000	1,318,801
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
04/15/2021	5.625%	5,642,000	5,713,715
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	1,414,000	1,486,707
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	5,881,000	5,554,087
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,394,333
01/15/2028	5.000%	2,009,000	1,950,570
Total			16,099,412
Cable and Satellite 10.1%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	3,600,000	3,618,094
05/15/2026	5.500%	3,268,000	3,194,470
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	6,519,000	6,420,048
02/15/2026	5.750%	8,985,000	8,907,882
05/01/2026	5.500%	106,000	103,300
05/01/2027	5.125%	3,752,000	3,514,667
05/01/2027	5.875%	5,846,000	5,741,789
Cequel Communications Holdings I LLC/Capital Corp.(f)
04/01/2028	7.500%	4,610,000	4,673,129
CSC Holdings LLC(f)
10/15/2025	6.625%	18,972,000	19,545,372
02/01/2028	5.375%	5,205,000	4,871,427
DISH DBS Corp.
11/15/2024	5.875%	5,420,000	4,619,764
07/01/2026	7.750%	18,970,000	17,285,502
Columbia Income Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	3,976,000	3,965,778
07/15/2026	5.375%	2,665,000	2,618,520
08/01/2027	5.000%	9,152,000	8,740,627
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	16,445,000	16,815,605
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	17,388,000	16,552,889
08/15/2026	5.500%	4,893,000	4,723,379
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	5,350,000	4,996,081
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	11,043,000	10,410,037
Total			151,318,360
Chemicals 2.9%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,343,343
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,786,626
Chemours Co. (The)
05/15/2023	6.625%	3,577,000	3,759,678
INEOS Group Holdings SA(f)
08/01/2024	5.625%	2,503,000	2,523,968
Koppers, Inc.(f)
02/15/2025	6.000%	2,101,000	2,141,797
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	3,470,000	3,555,393
12/01/2025	5.875%	5,905,000	5,760,528
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,418,362
12/15/2025	5.750%	3,376,000	3,346,767
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,568,931
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	864,000	864,003
Total			43,069,396
Construction Machinery 1.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,733,000	1,740,828
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	2,018,695
United Rentals North America, Inc.
10/15/2025	4.625%	1,176,000	1,142,192
09/15/2026	5.875%	5,603,000	5,833,916
05/15/2027	5.500%	8,091,000	8,031,661
Total			18,767,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.9%
APX Group, Inc.
12/01/2022	7.875%	7,517,000	7,592,170
Interval Acquisition Corp.
04/15/2023	5.625%	6,179,000	6,434,767
Total			14,026,937
Consumer Products 2.5%
Mattel, Inc.(f)
12/31/2025	6.750%	3,071,000	2,994,286
Prestige Brands, Inc.(f)
03/01/2024	6.375%	5,971,000	6,000,425
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	6,953,635
12/15/2026	5.250%	2,320,000	2,254,193
Spectrum Brands, Inc.
07/15/2025	5.750%	7,692,000	7,692,562
Springs Industries, Inc.
06/01/2021	6.250%	7,380,000	7,483,025
Valvoline, Inc.
07/15/2024	5.500%	946,000	969,907
08/15/2025	4.375%	3,821,000	3,694,063
Total			38,042,096
Diversified Manufacturing 0.8%
Apergy Corp.(f),(g)
05/01/2026	6.375%	3,106,000	3,152,202
Gates Global LLC/Co.(f)
07/15/2022	6.000%	552,000	558,933
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,701,203
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,575,400
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,299,932
Total			12,287,670
Electric 4.4%
AES Corp.
03/15/2023	4.500%	2,256,000	2,267,370
05/15/2026	6.000%	1,976,000	2,064,639
09/01/2027	5.125%	3,975,000	4,030,364
Calpine Corp.
01/15/2025	5.750%	4,834,000	4,434,523
Calpine Corp.(f)
06/01/2026	5.250%	1,286,000	1,231,967
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	4,392,000	4,111,584

2	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	8,890,000	9,145,997
NRG Energy, Inc.(f)
01/15/2028	5.750%	769,000	761,685
NRG Yield Operating LLC
08/15/2024	5.375%	8,769,000	8,782,259
09/15/2026	5.000%	8,001,000	7,823,274
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	6,974,000	7,137,589
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	6,853,000	6,427,621
Vistra Energy Corp.
11/01/2024	7.625%	3,990,000	4,286,601
Vistra Energy Corp.(f)
01/30/2026	8.125%	2,839,000	3,115,916
Total			65,621,389
Finance Companies 2.8%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	4,714,000	4,685,749
CIT Group, Inc.
03/07/2025	5.250%	1,189,000	1,214,278
iStar, Inc.
04/01/2022	6.000%	3,079,000	3,099,894
Navient Corp.
01/25/2022	7.250%	5,777,000	6,126,312
06/15/2022	6.500%	3,411,000	3,505,468
03/25/2024	6.125%	2,529,000	2,530,267
10/25/2024	5.875%	3,496,000	3,423,668
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	3,624,000	3,645,592
Quicken Loans, Inc.(f)
05/01/2025	5.750%	6,588,000	6,484,338
01/15/2028	5.250%	700,000	640,736
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,562,997
03/15/2025	6.875%	3,841,000	3,877,954
Total			41,797,253
Food and Beverage 3.1%
B&G Foods, Inc.
04/01/2025	5.250%	11,460,000	10,496,271
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	6,115,000	5,724,105
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,606,688
11/01/2026	4.875%	5,768,000	5,748,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	850,000	875,645
Post Holdings, Inc.(f)
08/15/2026	5.000%	9,994,000	9,394,030
03/01/2027	5.750%	11,005,000	10,779,871
01/15/2028	5.625%	1,446,000	1,380,930
Total			47,006,459
Gaming 4.6%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,093,550
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,016,852
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	8,171,000	8,233,958
International Game Technology PLC(f)
02/15/2025	6.500%	7,505,000	8,010,619
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,612,466
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,915,000	2,973,335
09/01/2026	4.500%	2,800,000	2,644,133
01/15/2028	4.500%	1,991,000	1,834,511
MGM Resorts International
12/15/2021	6.625%	7,546,000	8,065,753
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	3,776,000	3,624,677
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,533,281
Scientific Games International, Inc.(f)
10/15/2025	5.000%	7,189,000	6,946,975
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	1,730,000	1,730,000
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	7,257,976	1,959,654
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	3,973,000	3,949,198
05/15/2027	5.250%	2,860,000	2,756,974
Total			68,985,936
Health Care 6.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	5,648,000	5,845,680
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	5,494,000	5,374,560
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	1,382,000	1,405,660

Columbia Income Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	6,082,000	5,554,533
DaVita, Inc.
07/15/2024	5.125%	2,562,000	2,485,140
05/01/2025	5.000%	4,700,000	4,455,487
Envision Healthcare Corp.(f)
12/01/2024	6.250%	3,539,000	3,680,355
HCA, Inc.
04/15/2025	5.250%	17,563,000	17,802,893
06/15/2026	5.250%	11,696,000	11,749,041
02/15/2027	4.500%	3,887,000	3,721,231
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,463,980
02/01/2028	4.625%	1,384,000	1,319,423
IQVIA, Inc.(f)
05/15/2023	4.875%	4,621,000	4,693,046
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	7,654,000	7,782,365
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,634,243
11/15/2027	4.625%	2,825,000	2,709,901
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	9,720,000	9,397,617
05/01/2025	5.125%	2,634,000	2,560,132
Total			96,635,287
Healthcare Insurance 0.5%
Molina Healthcare, Inc.(f)
06/15/2025	4.875%	460,000	437,003
WellCare Health Plans, Inc.
04/01/2025	5.250%	7,583,000	7,635,034
Total			8,072,037
Home Construction 1.5%
Lennar Corp.
04/30/2024	4.500%	2,881,000	2,807,869
Lennar Corp.(f)
11/15/2024	5.875%	2,630,000	2,713,034
06/01/2026	5.250%	2,350,000	2,301,806
11/29/2027	4.750%	4,235,000	3,993,974
Meritage Homes Corp.
04/01/2022	7.000%	1,600,000	1,757,792
06/01/2025	6.000%	3,069,000	3,159,244
06/06/2027	5.125%	1,767,000	1,662,964
Meritage Homes Corp.(f)
06/01/2025	6.000%	1,036,000	1,065,883
Taylor Morrison Communities, Inc./Holdings II(f)
03/01/2024	5.625%	3,500,000	3,489,059
Total			22,951,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 7.7%
Callon Petroleum Co.
10/01/2024	6.125%	4,052,000	4,142,672
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,207,000	6,360,791
Centennial Resource Production LLC(f)
01/15/2026	5.375%	1,809,000	1,792,947
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	6,447,000	6,384,786
Diamondback Energy, Inc.
05/31/2025	5.375%	7,583,000	7,706,019
Diamondback Energy, Inc.(f)
05/31/2025	5.375%	1,713,000	1,735,349
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	787,000	789,442
01/30/2028	5.750%	6,985,000	7,022,328
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	3,026,000	3,172,616
Halcon Resources Corp.
02/15/2025	6.750%	373,000	372,436
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	2,803,000	2,688,183
Jagged Peak Energy LLC(f),(g)
05/01/2026	5.875%	3,374,000	3,388,029
Laredo Petroleum, Inc.
03/15/2023	6.250%	9,757,000	9,881,431
Parsley Energy LLC/Finance Corp.(f)
08/15/2025	5.250%	8,474,000	8,459,323
10/15/2027	5.625%	8,359,000	8,468,829
PDC Energy, Inc.
09/15/2024	6.125%	6,174,000	6,330,221
RSP Permian, Inc.
01/15/2025	5.250%	7,492,000	7,707,193
SM Energy Co.
09/15/2026	6.750%	10,355,000	10,551,103
Whiting Petroleum Corp.(f)
01/15/2026	6.625%	3,371,000	3,467,667
WPX Energy, Inc.
01/15/2022	6.000%	8,463,000	8,849,158
09/15/2024	5.250%	5,535,000	5,576,590
Total			114,847,113
Leisure 0.5%
Boyne U.S.A., Inc.(f)
05/01/2025	7.250%	2,101,000	2,168,717

4	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,662,301
03/15/2026	5.625%	1,351,000	1,350,461
Viking Cruises Ltd.(f)
09/15/2027	5.875%	1,600,000	1,543,293
Total			7,724,772
Lodging 0.2%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	2,736,000	2,892,067
Media and Entertainment 2.8%
Match Group, Inc.
06/01/2024	6.375%	6,683,000	7,079,964
MDC Partners, Inc.(f)
05/01/2024	6.500%	1,655,000	1,627,074
Netflix, Inc.
11/15/2026	4.375%	7,956,000	7,448,200
Netflix, Inc.(f)
04/15/2028	4.875%	6,003,000	5,657,023
11/15/2028	5.875%	9,025,000	9,004,685
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	3,771,000	3,704,302
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,730,423
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	753,352	0
Total			41,251,671
Metals and Mining 4.7%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	1,484,000	1,590,585
09/30/2026	7.000%	2,229,000	2,429,924
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	3,937,000	4,109,547
Constellium NV(f)
02/15/2026	5.875%	7,566,000	7,483,637
Freeport-McMoRan, Inc.
03/15/2043	5.450%	16,569,000	15,013,618
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	3,184,000	3,359,607
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	1,772,000	1,848,499
01/15/2025	7.625%	3,528,000	3,760,111
Novelis Corp.(f)
08/15/2024	6.250%	2,909,000	2,966,752
09/30/2026	5.875%	8,886,000	8,828,330
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Steel Dynamics, Inc.
09/15/2025	4.125%	1,447,000	1,380,988
Teck Resources Ltd.
07/15/2041	6.250%	17,093,000	18,143,707
Total			70,915,305
Midstream 6.5%
Delek Logistics Partners LP(f)
05/15/2025	6.750%	3,649,000	3,644,924
Energy Transfer Equity LP
06/01/2027	5.500%	16,680,000	16,632,429
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,348,953
NGPL PipeCo LLC(f)
08/15/2027	4.875%	5,886,000	5,719,079
12/15/2037	7.768%	5,937,000	7,160,176
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	3,787,237
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	6,679,000	7,708,374
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	3,119,000	3,113,383
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	1,608,000	1,581,471
02/15/2026	5.500%	2,797,000	2,714,309
03/15/2028	5.875%	1,678,000	1,629,853
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	3,247,000	3,290,773
01/15/2028	5.500%	2,988,000	2,973,398
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	17,916,000	17,154,624
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	6,117,000	5,704,170
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,417,000	3,416,928
Williams Companies, Inc. (The)
06/24/2024	4.550%	7,339,000	7,314,657
Total			97,894,738
Oil Field Services 1.4%
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	1,921,000	1,972,272
Nabors Industries, Inc.(f)
02/01/2025	5.750%	8,190,000	7,785,185
Rowan Companies, Inc.
01/15/2024	4.750%	2,459,000	2,108,595
SESI LLC(f)
09/15/2024	7.750%	4,006,000	4,157,843

Columbia Income Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(f)
01/15/2026	7.500%	1,560,000	1,582,854
U.S.A. Compression Partners LP/Finance Corp.(f)
04/01/2026	6.875%	3,474,000	3,543,480
Total			21,150,229
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/2022	6.000%	2,378,000	2,449,889
Other Industry 0.2%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	2,365,000	2,308,578
Other REIT 0.6%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,097,997
03/15/2027	5.375%	5,930,000	5,938,006
Total			9,036,003
Packaging 3.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
05/15/2024	7.250%	11,745,000	12,424,084
02/15/2025	6.000%	5,316,000	5,384,146
Berry Global, Inc.
07/15/2023	5.125%	8,530,000	8,603,426
Multi-Color Corp.(f)
11/01/2025	4.875%	4,363,000	4,080,640
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,790,028
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,684,134
Total			45,966,458
Pharmaceuticals 3.0%
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,653,000	2,581,183
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	8,893,016
Valeant Pharmaceuticals International, Inc.(f)
03/15/2024	7.000%	7,994,000	8,441,288
11/01/2025	5.500%	12,450,000	12,387,750
04/01/2026	9.250%	12,744,000	12,987,653
Total			45,290,890
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	1,086
Subordinated
12/01/2037	0.000%	180,000	42
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,328
Total			3,456
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(f)
05/15/2024	4.250%	5,209,000	4,979,799
10/15/2025	5.000%	5,612,000	5,408,352
Total			10,388,151
Retailers 0.5%
L Brands, Inc.
11/01/2035	6.875%	5,496,000	5,213,736
Penske Automotive Group, Inc.
12/01/2024	5.375%	773,000	766,716
05/15/2026	5.500%	1,969,000	1,911,352
Total			7,891,804
Technology 5.9%
Camelot Finance SA(f)
10/15/2024	7.875%	3,633,000	3,784,819
CDK Global, Inc.
06/01/2027	4.875%	2,109,000	2,022,689
Equinix, Inc.
01/15/2026	5.875%	19,753,000	20,441,570
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,724,584
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,264,230
Iron Mountain, Inc.(f)
09/15/2027	4.875%	2,950,000	2,761,463
03/15/2028	5.250%	5,786,000	5,443,955
MSCI, Inc.(f)
08/15/2025	5.750%	2,990,000	3,122,047
08/01/2026	4.750%	3,710,000	3,682,335
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,269,587
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	5,332,000	5,022,205
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	6,730,987
Vantiv LLC/Vanity Issuer Corp.(f)
11/15/2025	4.375%	2,000,000	1,915,882

6	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/2023	4.625%	2,202,000	2,206,774
04/01/2025	5.250%	7,160,000	7,346,718
07/15/2027	4.750%	829,000	796,062
Total			88,535,907
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	5,976,442
Hertz Corp. (The)(f)
06/01/2022	7.625%	4,553,000	4,639,448
Total			10,615,890
Wireless 6.3%
Altice France SA(f)
05/01/2026	7.375%	21,030,000	20,400,298
SBA Communications Corp.
09/01/2024	4.875%	19,080,000	18,370,205
Sprint Corp.
06/15/2024	7.125%	4,248,000	4,400,975
02/15/2025	7.625%	16,596,000	17,467,257
03/01/2026	7.625%	5,426,000	5,714,929
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	18,062,000	19,213,236
02/01/2026	4.500%	2,022,000	1,945,328
02/01/2028	4.750%	2,528,000	2,434,651
Wind Tre SpA(f)
01/20/2026	5.000%	5,035,000	4,211,269
Total			94,158,148
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	2,800,000	2,786,109
04/01/2024	7.500%	14,490,000	14,773,714
Frontier Communications Corp.
01/15/2023	7.125%	3,601,000	2,574,204
Frontier Communications Corp.(f)
04/01/2026	8.500%	1,970,000	1,911,790
Telecom Italia Capital SA
09/30/2034	6.000%	7,026,000	7,299,129
Telecom Italia SpA(f)
05/30/2024	5.303%	1,862,000	1,893,503
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	11,307,000	11,219,744
Total			42,458,193
Total Corporate Bonds & Notes (Cost $1,412,692,911)			1,399,003,929

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(f)
06/01/2024	4.875%	1,857,000	1,801,320
06/01/2027	5.250%	250,000	240,515
Total			2,041,835
Total Foreign Government Obligations (Cost $2,107,000)			2,041,835

Senior Loans 1.5%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	4,781,388	3,789,250
Independent Energy 0.3%
Chesapeake Energy Corp.(i),(j)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%	4,626,447	4,892,468
Property & Casualty 0.5%
Hub International Limited(i),(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025		7,721,000	7,766,013
Restaurants 0.1%
IRB Holding Corp.(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.194%	1,400,787	1,415,677
Technology 0.3%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	4.901%	1,420,860	1,425,307
Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	2,345,384	2,359,386

Columbia Income Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hyland Software, Inc.(i),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.141%	988,652	996,690
Total			4,781,383
Total Senior Loans (Cost $23,349,464)			22,644,791
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(l),(m)	64,519,861	64,513,409
Total Money Market Funds (Cost $64,515,598)		64,513,409
Total Investments in Securities (Cost: $1,505,856,120)		1,488,340,987
Other Assets & Liabilities, Net		11,241,891
Net Assets		1,499,582,878

At April 30, 2018, securities and/or cash totaling $965,700 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,073)	06/2018	USD	(129,059,077)	571,287	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $61, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2018, the value of these securities amounted to $3,456, which represents less than 0.01% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $754,338,687, which represents 50.30% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	89,135,533	432,123,974	(456,739,646)	64,519,861	(3,870)	(4,045)	816,536	64,513,409
8	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Income Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	104,888	—	61	—	104,949
Industrials	32,074	—	—	—	32,074
Utilities	—	—	0*	—	0*
Total Common Stocks	136,962	—	61	—	137,023
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,399,003,929	0*	—	1,399,003,929
Foreign Government Obligations	—	2,041,835	—	—	2,041,835
Senior Loans	—	22,644,791	—	—	22,644,791
Money Market Funds	—	—	—	64,513,409	64,513,409
Total Investments in Securities	136,962	1,423,690,555	61	64,513,409	1,488,340,987
Investments in Derivatives
Asset
Futures Contracts	571,287	—	—	—	571,287
Total	708,249	1,423,690,555	61	64,513,409	1,488,912,274

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, convertible bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
10	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Short-Term Cash Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
05/03/2018	0.660%	27,000,000	26,998,542
05/16/2018	1.850%	50,000,000	49,959,550
05/21/2018	1.910%	47,550,000	47,497,790
05/22/2018	1.920%	40,000,000	39,953,760
05/24/2018	1.940%	30,000,000	29,961,840
05/30/2018	2.080%	30,000,000	29,948,850
06/01/2018	2.090%	25,000,000	24,954,325
06/04/2018	2.100%	25,000,000	24,949,775
06/05/2018	2.100%	25,000,000	24,948,250
06/06/2018	2.030%	120,000,000	119,753,760
06/13/2018	2.250%	30,000,000	29,919,030
Total Asset-Backed Commercial Paper (Cost $448,858,453)			448,845,472

Asset-Backed Securities — Non-Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2018-1 Class A1
02/15/2019	1.750%	34,117,157	34,084,568
ARI Fleet Lease Trust(a)
Series 2018-A Class A1
03/15/2019	1.950%	49,875,783	49,823,224
CarMax Auto Owner Trust
Series 2018-1 Class A1
02/15/2019	1.700%	38,044,618	38,009,142
Series 2018-2 Class A1
05/15/2019	2.300%	38,500,000	38,500,000
CCG Receivables Trust(a)
Series 2018-1 Class A1
02/14/2019	1.850%	15,040,925	15,018,248
Dell Equipment Finance Trust(a)
Series 2017-2 Class A1
10/22/2018	1.450%	2,851,101	2,849,572
Enterprise Fleet Financing LLC(a)
Series 2017-2 Class A1
07/20/2018	1.500%	1,246,232	1,245,510
Series 2017-3 Class A1
10/22/2018	1.500%	22,433,029	22,386,571
Series 2018-1 Class A1
03/20/2019	2.150%	53,591,041	53,543,881
GM Financial Consumer Automobile Receivables Trust
Series 2018-1 Class A1
01/16/2019	1.700%	22,608,655	22,590,830
Series 2018-2 Class A1
04/16/2019	2.300%	22,465,000	22,465,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2018-1 Class A1
02/15/2019	1.850%	34,523,717	34,470,257
Hyundai Auto Lease Securitization Trust(a)
Series 2018-A Class A1
03/15/2019	1.950%	24,853,892	24,833,899
Hyundai Auto Receivables Trust
Series 2018-A Class A1
04/15/2019	2.230%	48,335,000	48,315,362
Kubota Credit Owner Trust(a),(b)
Series 2018-1A Class A1
05/15/2019	2.370%	55,000,000	55,000,000
Mercedes-Benz Auto Lease Trust
Series 2018-A Class A1
02/15/2019	1.750%	33,210,884	33,173,508
MMAF Equipment Finance LLC(a)
Series 2017-B Class A1
12/14/2018	1.500%	16,723,402	16,705,192
Volvo Financial Equipment LLC(a)
Series 2018-1A Class A1
02/15/2019	1.850%	28,819,545	28,783,647
World Omni Auto Receivables Trust
Series 2018-A Class A1
02/15/2019	1.750%	33,138,136	33,106,552
Series 2018-B Class A1
04/15/2019	2.250%	20,240,000	20,233,851
World Omni Automobile Lease Securitization Trust
Series 2018-A Class A1
03/15/2019	1.950%	18,027,228	18,017,813
Total Asset-Backed Securities — Non-Agency (Cost $613,645,345)			613,156,627

Certificates of Deposit 21.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
05/01/2018	1.700%	425,000,000	425,000,000
Bank of Montreal
05/07/2018	1.820%	75,000,000	75,000,150
05/14/2018	1.860%	25,000,000	24,999,850
06/06/2018	1.980%	50,000,000	49,999,900
06/13/2018	2.020%	100,000,000	100,008,700
07/18/2018	2.300%	100,000,000	99,967,000
07/24/2018	2.320%	100,000,000	99,971,500
Bank of Nova Scotia
06/12/2018	2.020%	100,000,000	100,021,000
Columbia Short-Term Cash Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2018 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
BB&T Co.
05/11/2018	1.710%	100,000,000	99,997,900
05/16/2018	1.870%	100,000,000	100,001,000
06/26/2018	2.070%	100,000,000	99,978,600
07/02/2018	2.100%	100,000,000	99,972,400
BNP Paribas SA
05/01/2018	1.450%	350,000,000	350,002,335
Canadian Imperial Bank of Commerce
05/01/2018	1.660%	299,900,000	299,900,000
Royal Bank of Canada(c)
1-month USD LIBOR + 0.410% 09/28/2018	2.310%	100,000,000	100,015,800
1-month USD LIBOR + 0.410% 09/28/2018	2.310%	50,000,000	50,007,900
1-month USD LIBOR + 0.390% 10/02/2018	2.280%	50,000,000	50,003,200
Toronto-Dominion Bank (The)
05/01/2018	1.780%	40,000,000	39,999,920
05/10/2018	1.830%	75,000,000	74,999,250
06/20/2018	2.060%	50,000,000	50,014,600
07/17/2018	2.290%	82,000,000	81,981,878
07/23/2018	2.320%	75,000,000	74,985,675
07/26/2018	2.320%	50,000,000	49,990,200
US Bank NA(c)
1-month USD LIBOR + 0.180% 08/27/2018	2.090%	93,000,000	92,969,403
Wells Fargo Bank NA(c)
1-month USD LIBOR + 0.110% 05/02/2018	2.000%	50,000,000	50,000,750
1-month USD LIBOR + 0.130% 05/10/2018	2.030%	50,000,000	50,003,650
1-month USD LIBOR + 0.130% 05/18/2018	2.030%	100,000,000	100,011,500
1-month USD LIBOR + 0.140% 05/29/2018	2.020%	100,000,000	100,015,500
1-month USD LIBOR + 0.170% 07/25/2018	2.070%	40,000,000	40,000,360
1-month USD LIBOR + 0.420% 10/01/2018	2.310%	93,000,000	93,036,735
Total Certificates of Deposit (Cost $3,122,900,000)			3,122,856,656

Commercial Paper 35.2%

Banking 6.6%
Bank of New York Mellon Corp. (The)
05/02/2018	0.880%	45,000,000	44,997,840
06/20/2018	2.000%	50,000,000	49,860,450
06/22/2018	2.010%	100,000,000	99,709,500
07/19/2018	2.250%	50,000,000	49,754,900
07/26/2018	2.230%	93,000,000	92,507,565
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Bank of Nova Scotia(a)
06/07/2018	2.100%	100,000,000	99,781,600
06/08/2018	2.060%	100,000,000	99,779,900
06/13/2018	2.100%	27,402,000	27,332,892
06/15/2018	2.170%	100,000,000	99,726,800
06/21/2018	2.150%	25,000,000	24,923,550
Royal Bank of Canada
05/14/2018	1.580%	81,000,000	80,950,914
06/18/2018	2.260%	75,000,000	74,773,500
06/21/2018	2.260%	50,000,000	49,839,350
Toronto-Dominion Bank (The)(a)
06/19/2018	2.010%	50,000,000	49,862,650
06/25/2018	2.020%	30,000,000	29,907,270
Total			973,708,681
Consumer Products 2.0%
Procter & Gamble Co. (The)(a)
05/15/2018	1.710%	99,000,000	98,930,304
05/24/2018	1.810%	100,000,000	99,880,900
05/25/2018	1.820%	100,000,000	99,875,500
Total			298,686,704
Diversified Manufacturing 1.9%
3M Co.(a)
05/18/2018	1.700%	75,000,000	74,937,075
General Electric Co.
06/04/2018	1.920%	100,000,000	99,815,800
06/05/2018	1.930%	100,000,000	99,810,200
Total			274,563,075
Integrated Energy 6.1%
Chevron Corp.(a)
05/07/2018	1.370%	35,000,000	34,990,830
05/23/2018	1.690%	50,000,000	49,946,950
06/01/2018	1.730%	125,000,000	124,810,625
06/13/2018	1.820%	69,300,000	69,148,094
06/14/2018	1.820%	121,850,000	121,576,569
07/02/2018	1.910%	50,000,000	49,835,700
Exxon Mobil Corp.
05/16/2018	1.650%	25,000,000	24,981,925
05/25/2018	1.700%	100,000,000	99,883,800
06/01/2018	1.730%	100,000,000	99,848,500
06/18/2018	1.790%	100,000,000	99,760,000
06/19/2018	1.800%	75,000,000	74,815,125
06/21/2018	1.810%	50,000,000	49,871,650
Total			899,469,768

2	Columbia Short-Term Cash Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2018 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Life Insurance 2.6%
New York Life Capital Corp.(a)
05/01/2018	1.970%	53,097,000	53,094,133
05/04/2018	0.980%	56,675,000	56,668,936
05/07/2018	1.400%	42,708,000	42,696,554
05/08/2018	1.470%	20,108,000	20,101,525
05/09/2018	1.520%	49,800,000	49,781,325
05/15/2018	1.700%	84,697,000	84,637,712
05/16/2018	1.720%	53,655,000	53,614,544
Pricoa Short Term Funding LLC(a)
05/08/2018	1.390%	25,000,000	24,992,375
Total			385,587,104
Pharmaceuticals 7.5%
Novartis Finance Corp.(a)
05/01/2018	1.970%	44,500,000	44,497,597
05/02/2018	0.990%	90,000,000	89,995,140
05/04/2018	0.990%	50,000,000	49,994,550
05/17/2018	1.750%	40,000,000	39,967,360
05/21/2018	1.800%	30,000,000	29,968,980
05/23/2018	1.820%	85,000,000	84,902,845
05/29/2018	1.850%	35,000,000	34,948,550
05/31/2018	1.860%	35,000,000	34,944,770
06/01/2018	1.870%	40,000,000	39,934,680
Roche Holdings, Inc.(a)
05/08/2018	1.410%	60,000,000	59,981,520
05/09/2018	1.460%	60,000,000	59,978,460
05/14/2018	1.610%	25,000,000	24,984,600
05/16/2018	1.640%	75,000,000	74,946,075
05/18/2018	1.670%	100,000,000	99,917,800
05/25/2018	1.730%	70,000,000	69,917,330
06/01/2018	1.800%	60,000,000	59,905,560
Sanofi SA(a)
06/11/2018	1.810%	150,000,000	149,688,600
06/25/2018	2.050%	50,000,000	49,843,200
Total			1,098,317,617
Retailers 2.5%
Wal-Mart Stores, Inc.(a)
05/10/2018	1.480%	75,000,000	74,969,550
05/15/2018	1.620%	90,000,000	89,940,240
05/29/2018	1.870%	100,000,000	99,851,500
06/04/2018	1.790%	100,000,000	99,828,700
Total			364,589,990
Technology 6.0%
Apple, Inc.(a)
05/15/2018	1.630%	25,000,000	24,983,225
05/17/2018	1.660%	100,000,000	99,922,600
05/22/2018	1.720%	20,000,000	19,979,340
05/23/2018	1.720%	50,000,000	49,945,800
05/30/2018	1.780%	25,000,000	24,963,475
05/31/2018	1.780%	150,000,000	149,773,050
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
06/21/2018	1.920%	50,000,000	49,863,900
06/26/2018	1.920%	25,000,000	24,925,150
International Business Machines Corp.(a)
06/27/2018	1.990%	150,000,000	149,526,300
06/28/2018	1.990%	100,000,000	99,678,600
06/29/2018	2.000%	195,000,000	194,362,155
Total			887,923,595
Total Commercial Paper (Cost $5,182,647,873)			5,182,846,534

Repurchase Agreements 0.7%

Tri-party RBC Capital Markets LLC
dated 04/30/2018, matures 05/01/2018,
repurchase price $50,002,361 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,016)
	1.840%	50,000,000	49,999,806
Tri-party TD Securities (USA) LLC
dated 04/30/2018, matures 05/01/2018,
repurchase price $50,002,389 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,053)
	1.840%	50,000,000	49,999,833
Total Repurchase Agreements (Cost $100,000,000)			99,999,639

U.S. Government & Agency Obligations 33.0%

Federal Home Loan Banks(c)
1-month USD LIBOR + -0.145% 08/08/2018	1.750%	60,000,000	59,986,500
1-month USD LIBOR + -0.120% 09/07/2018	1.780%	80,000,000	79,968,000
Federal Home Loan Banks Discount Notes
05/01/2018	1.460%	200,000,000	199,992,000
05/02/2018	1.660%	100,000,000	99,990,900
05/03/2018	1.630%	275,000,000	274,963,150
05/04/2018	1.720%	250,000,000	249,953,000
05/07/2018	1.700%	150,000,000	149,951,100
05/08/2018	1.690%	200,000,000	199,925,800
05/09/2018	1.700%	175,000,000	174,926,675
05/10/2018	1.720%	100,000,000	99,953,000
05/11/2018	1.710%	190,000,000	189,901,960
05/14/2018	1.710%	150,000,000	149,901,900
05/17/2018	1.710%	123,500,000	123,401,570
05/21/2018	1.680%	200,000,000	199,807,400
05/22/2018	1.680%	180,000,000	179,817,840
05/23/2018	1.730%	231,000,000	230,748,903
05/24/2018	1.730%	150,000,000	149,829,450
05/29/2018	1.730%	100,000,000	99,862,700
05/30/2018	1.730%	190,000,000	189,730,580
06/05/2018	1.720%	50,000,000	49,915,250
06/07/2018	1.730%	175,000,000	174,685,175
06/08/2018	1.730%	75,000,000	74,861,550
06/11/2018	1.740%	125,000,000	124,750,625
06/12/2018	1.740%	200,000,000	199,590,200

Columbia Short-Term Cash Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2018 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
06/13/2018	1.730%	65,000,000	64,864,410
06/14/2018	1.740%	100,000,000	99,786,200
06/15/2018	1.720%	100,000,000	99,783,600
06/18/2018	1.750%	125,000,000	124,707,375
06/19/2018	1.750%	150,000,000	149,641,200
06/20/2018	1.720%	200,000,000	199,520,400
06/22/2018	1.780%	150,000,000	149,613,300
06/25/2018	1.720%	50,000,000	49,868,200
06/26/2018	1.770%	100,000,000	99,724,900
06/28/2018	1.750%	100,000,000	99,717,900
Total U.S. Government & Agency Obligations (Cost $4,863,947,928)			4,863,642,713

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury index + 0.140% 01/31/2019	1.984%	50,000,000	50,075,207
3-month U.S. Treasury index + 0.012% 01/31/2020	1.838%	100,000,000	99,978,901
Total U.S. Treasury Obligations (Cost $149,975,234)			150,054,108
Total Investments in Securities (Cost: $14,481,974,833)	14,481,401,749
Other Assets & Liabilities, Net	251,629,881
Net Assets	14,733,031,630

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $4,745,170,988, which represents 32.21% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
4	Columbia Short-Term Cash Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	448,845,472	—	448,845,472
Asset-Backed Securities — Non-Agency	—	613,156,627	—	613,156,627
Certificates of Deposit	—	3,122,856,656	—	3,122,856,656
Commercial Paper	—	5,182,846,534	—	5,182,846,534
Repurchase Agreements	—	99,999,639	—	99,999,639
U.S. Government & Agency Obligations	—	4,863,642,713	—	4,863,642,713
U.S. Treasury Obligations	—	150,054,108	—	150,054,108
Total Investments in Securities	—	14,481,401,749	—	14,481,401,749
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short-Term Cash Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Auto Components 1.2%
Gentex Corp.	151,900	3,454,206
Lear Corp.	17,300	3,234,581
Total		6,688,787
Diversified Consumer Services 0.7%
H&R Block, Inc.	128,000	3,539,200
Hotels, Restaurants & Leisure 3.2%
Las Vegas Sands Corp.	142,400	10,442,192
Marriott International, Inc., Class A	50,900	6,957,012
Total		17,399,204
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	10,125	15,857,066
Booking Holdings, Inc.(a)	3,220	7,013,160
Total		22,870,226
Media 2.5%
Charter Communications, Inc., Class A(a)	19,800	5,371,542
Comcast Corp., Class A	254,800	7,998,172
Total		13,369,714
Multiline Retail 0.3%
Dollar General Corp.	14,400	1,390,032
Specialty Retail 4.6%
Home Depot, Inc. (The)	99,000	18,295,200
Ross Stores, Inc.	76,800	6,209,280
Total		24,504,480
Textiles, Apparel & Luxury Goods 2.1%
Michael Kors Holdings Ltd.(a)	12,300	841,566
VF Corp.	130,100	10,521,187
Total		11,362,753
Total Consumer Discretionary		101,124,396
Consumer Staples 5.8%
Food & Staples Retailing 2.9%
Kroger Co. (The)	246,800	6,216,892
Walgreens Boots Alliance, Inc.	138,600	9,209,970
Total		15,426,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.4%
Campbell Soup Co.	13,100	534,218
Kellogg Co.	35,300	2,079,170
Pilgrim’s Pride Corp.(a)	240,500	5,194,800
Total		7,808,188
Household Products 1.5%
Kimberly-Clark Corp.	65,100	6,740,454
Procter & Gamble Co. (The)	16,600	1,200,844
Total		7,941,298
Total Consumer Staples		31,176,348
Energy 0.6%
Energy Equipment & Services 0.2%
Halliburton Co.	22,500	1,192,275
Oil, Gas & Consumable Fuels 0.4%
Devon Energy Corp.	32,700	1,187,991
EOG Resources, Inc.	5,900	697,203
Total		1,885,194
Total Energy		3,077,469
Financials 3.7%
Capital Markets 2.2%
S&P Global, Inc.	58,400	11,014,240
T. Rowe Price Group, Inc.	4,900	557,718
Total		11,571,958
Consumer Finance 0.5%
Capital One Financial Corp.	31,000	2,809,220
Insurance 1.0%
Allstate Corp. (The)	53,500	5,233,370
Total Financials		19,614,548
Health Care 12.7%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.(a)	35,000	4,117,050
Biogen, Inc.(a)	17,100	4,678,560
BioMarin Pharmaceutical, Inc.(a)	37,710	3,149,162
bluebird bio, Inc.(a)	8,700	1,480,305
Celgene Corp.(a)	16,773	1,460,929
Gilead Sciences, Inc.	37,400	2,701,402
Columbia Disciplined Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ionis Pharmaceuticals, Inc.(a)	21,000	903,630
TESARO, Inc.(a)	15,000	763,650
Vertex Pharmaceuticals, Inc.(a)	27,200	4,165,952
Total		23,420,640
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	144,500	10,042,750
Health Care Providers & Services 2.9%
Express Scripts Holding Co.(a)	66,600	5,041,620
Humana, Inc.	2,000	588,360
Premier, Inc.(a)	27,500	907,225
WellCare Health Plans, Inc.(a)	43,700	8,965,492
Total		15,502,697
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	133,200	6,943,716
Eli Lilly & Co.	147,600	11,965,932
Total		18,909,648
Total Health Care		67,875,735
Industrials 11.8%
Aerospace & Defense 5.1%
Boeing Co. (The)	50,900	16,978,204
General Dynamics Corp.	44,400	8,938,164
Lockheed Martin Corp.	3,700	1,187,108
Total		27,103,476
Airlines 1.8%
Copa Holdings SA, Class A	3,900	456,963
Southwest Airlines Co.	169,800	8,970,534
Total		9,427,497
Electrical Equipment 2.5%
Acuity Brands, Inc.	66,700	7,988,659
AMETEK, Inc.	80,000	5,584,000
Total		13,572,659
Machinery 1.5%
Allison Transmission Holdings, Inc.	209,100	8,152,809
Professional Services 0.6%
Robert Half International, Inc.	50,700	3,080,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.3%
Union Pacific Corp.	12,300	1,643,649
Total Industrials		62,980,115
Information Technology 38.4%
Communications Equipment 1.9%
F5 Networks, Inc.(a)	63,200	10,307,288
Internet Software & Services 9.7%
Alphabet, Inc., Class A(a)	16,090	16,388,952
Facebook, Inc., Class A(a)	147,800	25,421,600
VeriSign, Inc.(a)	83,800	9,839,796
Total		51,650,348
IT Services 6.1%
MasterCard, Inc., Class A	93,200	16,614,764
Visa, Inc., Class A	125,200	15,885,376
Total		32,500,140
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	11,400	566,238
Broadcom, Inc.	50,900	11,677,478
Lam Research Corp.	16,600	3,071,996
ON Semiconductor Corp.(a)	394,200	8,703,936
Total		24,019,648
Software 10.3%
Adobe Systems, Inc.(a)	64,400	14,271,040
Electronic Arts, Inc.(a)	20,300	2,394,994
Fortinet, Inc.(a)	160,000	8,857,600
Microsoft Corp.	299,190	27,980,249
VMware, Inc., Class A(a)	9,200	1,225,992
Total		54,729,875
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.(b)	180,077	29,759,525
NetApp, Inc.	26,500	1,764,370
Total		31,523,895
Total Information Technology		204,731,194

2	Columbia Disciplined Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 2.2%
LyondellBasell Industries NV, Class A	82,000	8,669,860
Westlake Chemical Corp.	27,900	2,984,463
Total		11,654,323
Containers & Packaging 1.5%
Avery Dennison Corp.	48,200	5,051,842
Owens-Illinois, Inc.(a)	89,600	1,821,568
Packaging Corp. of America	9,000	1,041,210
Total		7,914,620
Total Materials		19,568,943
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Tower Corp.	76,200	10,390,632
Gaming and Leisure Properties, Inc.	7,400	253,598
Total		10,644,230
Total Real Estate		10,644,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	72,100	3,558,135
Total Telecommunication Services		3,558,135
Total Common Stocks (Cost $387,160,608)		524,351,113

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(c),(d)	9,639,506	9,638,542
Total Money Market Funds (Cost $9,638,542)		9,638,542
Total Investments in Securities (Cost: $396,799,150)		533,989,655
Other Assets & Liabilities, Net		(273,972)
Net Assets		533,715,683

At April 30, 2018, securities and/or cash totaling $710,618 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	78	06/2018	USD	10,323,300	—	(317,546)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	7,790,822	44,726,926	(42,878,242)	9,639,506	(1,175)	(350)	101,165	9,638,542
Currency Legend
USD	US Dollar
Columbia Disciplined Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	101,124,396	—	—	—	101,124,396
Consumer Staples	31,176,348	—	—	—	31,176,348
Energy	3,077,469	—	—	—	3,077,469
Financials	19,614,548	—	—	—	19,614,548
Health Care	67,875,735	—	—	—	67,875,735
4	Columbia Disciplined Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	62,980,115	—	—	—	62,980,115
Information Technology	204,731,194	—	—	—	204,731,194
Materials	19,568,943	—	—	—	19,568,943
Real Estate	10,644,230	—	—	—	10,644,230
Telecommunication Services	3,558,135	—	—	—	3,558,135
Total Common Stocks	524,351,113	—	—	—	524,351,113
Money Market Funds	—	—	—	9,638,542	9,638,542
Total Investments in Securities	524,351,113	—	—	9,638,542	533,989,655
Investments in Derivatives
Liability
Futures Contracts	(317,546)	—	—	—	(317,546)
Total	524,033,567	—	—	9,638,542	533,672,109
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Growth Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 6.3%
Auto Components 1.2%
Gentex Corp.	314,100	7,142,634
Lear Corp.	15,900	2,972,823
Total		10,115,457
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises Ltd.	18,000	1,947,420
Media 2.1%
Charter Communications, Inc., Class A(a)	39,400	10,688,826
Comcast Corp., Class A	225,500	7,078,445
Total		17,767,271
Multiline Retail 0.9%
Target Corp.	100,100	7,267,260
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	140,800	15,466,880
Total Consumer Discretionary		52,564,288
Consumer Staples 7.9%
Food & Staples Retailing 4.2%
CVS Health Corp.	153,800	10,739,854
Walgreens Boots Alliance, Inc.	249,400	16,572,630
Walmart, Inc.	85,400	7,554,484
Total		34,866,968
Food Products 2.0%
Pilgrim’s Pride Corp.(a)	416,700	9,000,720
Tyson Foods, Inc., Class A	111,000	7,781,100
Total		16,781,820
Household Products 1.7%
Kimberly-Clark Corp.	138,000	14,288,520
Total Consumer Staples		65,937,308
Energy 11.3%
Energy Equipment & Services 0.8%
Halliburton Co.	97,400	5,161,226
Transocean Ltd.(a)	124,200	1,536,354
Total		6,697,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 10.5%
Chevron Corp.	125,100	15,651,261
ConocoPhillips	315,100	20,639,050
Exxon Mobil Corp.(b)	113,700	8,840,175
Marathon Petroleum Corp.	186,400	13,963,224
Murphy Oil Corp.	318,700	9,596,057
Valero Energy Corp.	173,600	19,257,448
Total		87,947,215
Total Energy		94,644,795
Financials 26.1%
Banks 13.1%
Bank of America Corp.	1,085,100	32,466,192
BB&T Corp.	107,300	5,665,440
CIT Group, Inc.	77,600	4,108,920
Citigroup, Inc.	356,800	24,358,736
Fifth Third Bancorp	38,700	1,283,679
JPMorgan Chase & Co.	358,400	38,986,752
Wells Fargo & Co.	48,100	2,499,276
Total		109,368,995
Capital Markets 5.4%
BlackRock, Inc.	17,900	9,334,850
Federated Investors, Inc., Class B	112,000	2,964,640
Lazard Ltd., Class A	99,900	5,436,558
State Street Corp.	126,400	12,612,192
T. Rowe Price Group, Inc.	129,200	14,705,544
Total		45,053,784
Consumer Finance 0.8%
Ally Financial, Inc.	259,400	6,770,340
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B(a)	53,100	10,287,063
Insurance 5.6%
Allstate Corp. (The)	162,800	15,925,096
Arthur J Gallagher & Co.	65,800	4,605,342
MetLife, Inc.	141,000	6,721,470
Columbia Disciplined Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	79,000	8,399,280
Travelers Companies, Inc. (The)	80,700	10,620,120
Total		46,271,308
Total Financials		217,751,490
Health Care 13.8%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(a)	25,000	2,940,750
Amgen, Inc.	13,000	2,268,240
Biogen, Inc.(a)	10,000	2,736,000
Gilead Sciences, Inc.	44,200	3,192,566
Total		11,137,556
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	119,500	8,305,250
Health Care Providers & Services 3.1%
Express Scripts Holding Co.(a)	182,700	13,830,390
Humana, Inc.	14,100	4,147,938
WellCare Health Plans, Inc.(a)	37,900	7,775,564
Total		25,753,892
Pharmaceuticals 8.4%
Bristol-Myers Squibb Co.	317,000	16,525,210
Johnson & Johnson	55,800	7,058,142
Merck & Co., Inc.	103,200	6,075,384
Perrigo Co. PLC	157,400	12,299,236
Pfizer, Inc.	763,200	27,940,752
Total		69,898,724
Total Health Care		115,095,422
Industrials 7.5%
Aerospace & Defense 3.4%
General Dynamics Corp.	73,500	14,796,285
Lockheed Martin Corp.	41,300	13,250,692
Total		28,046,977
Airlines 1.8%
Delta Air Lines, Inc.	286,900	14,981,918
Electrical Equipment 0.7%
Acuity Brands, Inc.	52,200	6,251,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Cummins, Inc.	83,700	13,380,282
Total Industrials		62,661,171
Information Technology 9.2%
Communications Equipment 3.6%
Cisco Systems, Inc.	677,900	30,024,191
Semiconductors & Semiconductor Equipment 2.1%
First Solar, Inc.(a)	24,100	1,708,931
Intel Corp.	52,700	2,720,374
Marvell Technology Group Ltd.	636,100	12,760,166
Total		17,189,471
Software 3.0%
CA, Inc.	120,700	4,200,360
Oracle Corp.	464,400	21,209,148
Total		25,409,508
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	216,700	4,656,883
Total Information Technology		77,280,053
Materials 3.2%
Chemicals 1.9%
LyondellBasell Industries NV, Class A	148,500	15,700,905
Metals & Mining 0.3%
Alcoa Corp.	51,400	2,631,680
Paper & Forest Products 1.0%
Domtar Corp.	186,400	8,182,960
Total Materials		26,515,545
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 2.2%
Gaming and Leisure Properties, Inc.	415,200	14,228,904
Park Hotels & Resorts, Inc.	121,500	3,496,770
Senior Housing Properties Trust	68,800	1,071,216
Total		18,796,890
Real Estate Management & Development 2.1%
Jones Lang LaSalle, Inc.	28,900	4,898,839
Realogy Holdings Corp.	511,200	12,682,872
Total		17,581,711
Total Real Estate		36,378,601

2	Columbia Disciplined Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	588,400	19,240,680
Total Telecommunication Services		19,240,680
Utilities 6.0%
Electric Utilities 3.8%
American Electric Power Co., Inc.	195,000	13,646,100
Entergy Corp.	23,000	1,876,570
Xcel Energy, Inc.	351,600	16,468,944
Total		31,991,614
Multi-Utilities 2.2%
CenterPoint Energy, Inc.	82,200	2,082,126
Public Service Enterprise Group, Inc.	302,500	15,775,375
Total		17,857,501
Total Utilities		49,849,115
Total Common Stocks (Cost $692,823,763)		817,918,468

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(c),(d)	17,097,019	17,095,310
Total Money Market Funds (Cost $17,095,992)		17,095,310
Total Investments in Securities (Cost: $709,919,755)		835,013,778
Other Assets & Liabilities, Net		458,992
Net Assets		835,472,770

At April 30, 2018, securities and/or cash totaling $1,329,525 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	4	06/2018	USD	529,400	5,886	—
S&P 500 E-mini	134	06/2018	USD	17,734,900	—	(928,690)
Total					5,886	(928,690)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	10,107,854	72,281,408	(65,292,243)	17,097,019	(1,045)	(1,292)	165,373	17,095,310
Columbia Disciplined Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2018 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Disciplined Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	52,564,288	—	—	—	52,564,288
Consumer Staples	65,937,308	—	—	—	65,937,308
Energy	94,644,795	—	—	—	94,644,795
Financials	217,751,490	—	—	—	217,751,490
Health Care	115,095,422	—	—	—	115,095,422
Industrials	62,661,171	—	—	—	62,661,171
Information Technology	77,280,053	—	—	—	77,280,053
Materials	26,515,545	—	—	—	26,515,545
Real Estate	36,378,601	—	—	—	36,378,601
Telecommunication Services	19,240,680	—	—	—	19,240,680
Utilities	49,849,115	—	—	—	49,849,115
Total Common Stocks	817,918,468	—	—	—	817,918,468
Money Market Funds	—	—	—	17,095,310	17,095,310
Total Investments in Securities	817,918,468	—	—	17,095,310	835,013,778
Investments in Derivatives
Asset
Futures Contracts	5,886	—	—	—	5,886
Liability
Futures Contracts	(928,690)	—	—	—	(928,690)
Total	816,995,664	—	—	17,095,310	834,090,974
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VIII Ltd.(a),(b)
Series 2013-8A Class B
3-month USD LIBOR + 1.650% 04/20/2025	4.009%	1,000,000	1,000,325
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.098%	70,738	70,779
Total Asset-Backed Securities — Non-Agency (Cost $1,062,772)			1,071,104

Corporate Bonds & Notes 12.2%

Aerospace & Defense 0.4%
L3 Technologies, Inc.
12/15/2026	3.850%	500,000	488,389
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	284,189
Banking 1.4%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	500,000	493,239
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	500,000	481,860
JPMorgan Chase & Co.(c)
Junior Subordinated
12/31/2049	5.300%	750,000	769,354
Total			1,744,453
Chemicals 0.3%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	298,811
Diversified Manufacturing 0.4%
General Electric Co.
10/09/2022	2.700%	500,000	482,352
Electric 1.0%
Duke Energy Corp.
09/01/2026	2.650%	430,000	389,449
Emera U.S. Finance LP
06/15/2046	4.750%	250,000	248,883
FirstEnergy Corp.
11/15/2031	7.375%	500,000	653,770
Total			1,292,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.8%
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	200,000	199,024
Bacardi Ltd.(a)
05/15/2025	4.450%	350,000	348,902
Molson Coors Brewing Co.
07/15/2046	4.200%	500,000	457,938
Total			1,005,864
Health Care 0.2%
CVS Health Corp.
03/25/2048	5.050%	240,000	245,089
Independent Energy 1.0%
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	625,144
Murphy Oil Corp.
06/01/2022	4.000%	150,000	147,289
Murphy Oil Corp.(c)
12/01/2022	4.450%	500,000	491,731
Total			1,264,164
Integrated Energy 0.4%
BP Capital Markets PLC
04/14/2027	3.588%	500,000	492,964
Metals and Mining 1.9%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	479,598
Glencore Finance Canada Ltd.(a),(c)
10/25/2042	5.550%	500,000	520,665
Teck Resources Ltd.
02/01/2043	5.400%	750,000	720,367
Vale Overseas Ltd.
01/11/2022	4.375%	80,000	81,009
Vale SA
09/11/2042	5.625%	500,000	518,079
Total			2,319,718
Midstream 1.9%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	83,411
Energy Transfer Partners LP
03/15/2045	5.150%	500,000	454,870
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	685,499
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%		500,000	459,176
TransCanada Trust(c)
Subordinated
03/15/2077	5.300%		250,000	243,634
Williams Partners LP
01/15/2025	3.900%		500,000	487,450
Total				2,414,040
Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/2042	5.250%		250,000	164,364
Technology 0.4%
Apple, Inc.
02/23/2046	4.650%		500,000	535,537
Wirelines 1.8%
AT&T, Inc.(a)
08/15/2026	7.300%		500,000	590,721
AT&T, Inc.
02/14/2050	5.150%		625,000	632,353
Telecom Italia Capital SA
06/04/2038	7.721%		500,000	603,252
Verizon Communications, Inc.
08/21/2046	4.862%		450,000	438,852
Total				2,265,178
Total Corporate Bonds & Notes (Cost $14,946,464)				15,297,214

Foreign Government Obligations(d) 0.2%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%		250,000	209,065
Total Foreign Government Obligations (Cost $230,575)				209,065

Inflation-Indexed Bonds(e) 82.8%

Brazil 5.9%
Brazil Notas do Tesouro Nacional
08/15/2018	6.000%	BRL	22,255,818	6,492,381
08/15/2040	6.000%	BRL	2,831,107	905,391
Total				7,397,772
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.8%
Mexican Udibonos
11/15/2040	4.000%	MXN	18,410,078	1,009,230
New Zealand 1.7%
New Zealand Government Bond(a)
09/20/2025	2.000%	NZD	2,913,697	2,133,937
United States 74.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		4,675,425	4,597,911
04/15/2022	0.125%		716,681	701,976
01/15/2023	0.125%		16,018,843	15,648,119
01/15/2024	0.625%		11,738,320	11,712,507
01/15/2025	0.250%		13,666,120	13,261,162
07/15/2025	0.375%		5,039,808	4,937,942
01/15/2027	2.375%		9,074,898	10,329,005
01/15/2028	0.500%		3,028,290	2,955,224
01/15/2028	1.750%		6,893,416	7,527,699
01/15/2029	2.500%		5,508,670	6,479,580
02/15/2042	0.750%		3,691,432	3,593,836
02/15/2043	0.625%		2,003,532	1,888,985
02/15/2047	0.875%		9,412,255	9,348,096
Total				92,982,042
Total Inflation-Indexed Bonds (Cost $106,066,117)				103,522,981

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%		150,776	147,954
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $151,600)				147,954

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(f),(g)	2,666,688	2,666,421
Total Money Market Funds (Cost $2,666,493)		2,666,421
Total Investments in Securities (Cost: $125,124,021)		122,914,739
Other Assets & Liabilities, Net		2,183,624
Net Assets		125,098,363

At April 30, 2018, securities and/or cash totaling $741,596 were pledged as collateral.
2	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,603,930 MXN	961,126 USD	HSBC	05/18/2018	22,353	—
2,926,000 NZD	2,135,652 USD	HSBC	05/18/2018	77,059	—
27,724,587 BRL	8,256,034 USD	Standard Chartered	05/18/2018	354,692	—
Total				454,104	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	18	06/2018	USD	3,826,736	—	(10,091)
U.S. Treasury Ultra 10-Year Note	51	06/2018	USD	6,591,153	—	(8,437)
Total					—	(18,528)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(84)	06/2018	USD	(9,557,338)	49,310	—
U.S. Ultra Bond	(3)	06/2018	USD	(477,786)	2,150	—
U.S. Ultra Bond	(26)	06/2018	USD	(4,140,816)	—	(50,001)
Total					51,460	(50,001)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	Receives At termination, Pays At termination	Barclays	10/21/2018	USD	4,000,000	(54,720)	—	—	—	—	(54,720)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	Receives At termination, Pays At termination	Barclays	12/03/2018	USD	10,000,000	(58,940)	—	—	—	—	(58,940)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	Receives At termination, Pays At termination	Goldman Sachs International	09/24/2018	USD	1,000,000	(20,479)	—	—	—	—	(20,479)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	Receives At termination, Pays At termination	Goldman Sachs International	12/08/2018	USD	10,000,000	(30,757)	—	—	—	—	(30,757)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives At termination, Pays At termination	Goldman Sachs International	01/14/2021	USD	10,000,000	343,348	—	—	—	343,348	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	Receives At termination, Pays At termination	JPMorgan	10/08/2018	USD	5,000,000	(92,885)	—	—	—	—	(92,885)
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
Interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives At termination, Pays At termination	JPMorgan	01/13/2021	USD	20,000,000	643,722	—	—	—	643,722	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives At termination, Pays At termination	JPMorgan	01/09/2025	USD	10,000,000	243,776	—	—	—	243,776	—
Total							973,065	—	—	—	1,230,846	(257,781)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	626,623	—	—	626,623	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	382,744	—	—	382,744	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	250,887	—	—	250,887	—
Total							1,260,254	—	—	1,260,254	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $4,748,740, which represents 3.80% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	509,978	19,118,942	(16,962,232)	2,666,688	(74)	(72)	26,701	2,666,421
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,071,104	—	—	1,071,104
Corporate Bonds & Notes	—	15,297,214	—	—	15,297,214
Foreign Government Obligations	—	209,065	—	—	209,065
Inflation-Indexed Bonds	—	103,522,981	—	—	103,522,981
Residential Mortgage-Backed Securities - Non-Agency	—	147,954	—	—	147,954
Money Market Funds	—	—	—	2,666,421	2,666,421
Total Investments in Securities	—	120,248,318	—	2,666,421	122,914,739
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	454,104	—	—	454,104
Futures Contracts	51,460	—	—	—	51,460
Swap Contracts	—	2,491,100	—	—	2,491,100
Liability
Futures Contracts	(68,529)	—	—	—	(68,529)
Swap Contracts	—	(257,781)	—	—	(257,781)
Total	(17,069)	122,935,741	—	2,666,421	125,585,093
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.2%
	Shares	Value ($)
United States 7.2%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,717,081	33,444,923
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	1,128,306	10,764,043
Total		44,208,966
Total Alternative Strategies Funds (Cost $42,497,944)		44,208,966

Common Stocks 61.5%
Issuer	Shares	Value ($)
Argentina 0.3%
Banco Macro SA, ADR	11,680	1,132,026
Despegar.com Corp.(b)	7,484	219,730
Loma Negra Cia Industrial Argentina SA, ADR(b)	14,470	300,108
Total		1,651,864
Australia 0.4%
Fortescue Metals Group Ltd.	270,109	916,444
Macquarie Group Ltd.	21,515	1,752,144
Total		2,668,588
Bermuda 0.0%
Third Point Reinsurance Ltd.(b)	1,400	18,620
Brazil 0.8%
B3 SA - Brasil Bolsa Balcao	35,600	256,594
Fleury SA	73,200	545,573
Itaú Unibanco Holding SA, ADR	66,299	963,324
Pagseguro Digital Ltd., Class A(b)	82,948	2,756,362
Petroleo Brasileiro SA, ADR(b)	50,953	717,928
Total		5,239,781
Canada 1.3%
Canada Goose Holdings, Inc.(b)	25,498	945,466
Cott Corp.	137,058	1,959,929
First Quantum Minerals Ltd.	19,421	279,831
Parex Resources(b)	27,624	475,263
Stars Group, Inc. (The)(b)	50,309	1,564,969
Suncor Energy, Inc.	51,835	1,981,652
Ultra Petroleum Corp.(b)	15,800	38,236
Common Stocks (continued)
Issuer	Shares	Value ($)
Yamana Gold, Inc.	317,836	912,189
Total		8,157,535
China 2.9%
58.Com, Inc., ADR(b)	2,422	211,659
Alibaba Group Holding Ltd., ADR(b)	19,585	3,496,706
Brilliance China Automotive Holdings Ltd.	86,000	153,124
China Construction Bank Corp., Class H	363,000	380,300
China Merchants Bank Co., Ltd., Class H	167,000	728,187
CSPC Pharmaceutical Group Ltd.	122,000	310,741
Ctrip.com International Ltd., ADR(b)	6,385	261,147
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	55,485	335,449
Industrial & Commercial Bank of China Ltd., Class H	1,029,000	903,340
Kweichow Moutai Co., Ltd., Class A	2,200	228,663
Midea Group Co., Ltd., Class A	46,300	375,753
NetEase, Inc., ADR	1,823	468,639
New Oriental Education & Technology Group, Inc., ADR	9,276	833,356
Nexteer Automotive Group Ltd.	204,000	313,868
Ping An Insurance Group Co. of China Ltd., Class H	95,000	928,283
Sunny Optical Technology Group Co., Ltd.	22,900	373,674
Tencent Holdings Ltd.	86,400	4,247,677
WH Group Ltd.	2,006,500	2,077,281
Wuliangye Yibin Co., Ltd.	84,500	902,259
Wuxi Biologics Cayman, Inc.(b)	30,000	272,128
Total		17,802,234
Denmark 0.3%
Novo Nordisk A/S, Class B	44,979	2,115,270
Finland 0.4%
UPM-Kymmene OYJ	70,002	2,497,784
France 2.4%
Aperam SA	22,642	1,103,219
AXA SA	102,252	2,924,269
BNP Paribas SA	31,408	2,424,677
Capgemini SE	19,193	2,640,301
Casino Guichard Perrachon SA	23,636	1,226,037
DBV Technologies SA, ADR(b)	10,200	223,890
Sanofi	32,106	2,538,374
Columbia Global Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VINCI SA	19,023	1,901,990
Total		14,982,757
Germany 0.5%
Bayer AG, Registered Shares	16,567	1,980,081
Covestro AG	13,946	1,267,201
Total		3,247,282
Hong Kong 0.4%
AIA Group Ltd.	106,200	949,131
Galaxy Entertainment Group Ltd.	34,000	297,589
Techtronic Industries Co., Ltd.	164,500	963,673
Total		2,210,393
India 0.9%
Bajaj Finance Ltd.	9,894	281,545
Balkrishna Industries Ltd.	15,040	286,704
Bharat Petroleum Corp., Ltd.	43,445	251,261
Ceat Ltd.	10,004	237,236
Eicher Motors Ltd.	2,581	1,200,310
HDFC Bank Ltd., ADR	4,201	402,498
HDFC Standard Life Insurance Co., Ltd.	54,000	417,512
Indraprastha Gas Ltd.	104,530	448,731
Motilal Oswal Financial Services Ltd.	13,536	198,223
Natco Pharma Ltd.	18,298	220,559
Tejas Networks Ltd.(b)	63,561	317,401
UPL Ltd.	104,038	1,133,774
Yes Bank Ltd.	67,130	362,358
Total		5,758,112
Indonesia 0.3%
PT Ace Hardware Indonesia Tbk	3,154,700	294,779
PT Bank Central Asia Tbk	313,400	495,574
PT Bank Rakyat Indonesia Persero Tbk	2,340,700	539,692
PT Pakuwon Jati Tbk	6,725,200	284,272
Total		1,614,317
Ireland 0.7%
Amarin Corp. PLC, ADR(b)	55,093	151,506
ICON PLC(b)	10,243	1,204,884
Ingersoll-Rand PLC	32,265	2,706,711
Total		4,063,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.6%
Bank Hapoalim BM	298,090	2,035,781
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,146,079	1,446,391
Caesarstone Ltd.	1,200	22,140
Total		3,504,312
Italy 0.4%
Esprinet SpA	126,312	665,677
Recordati SpA	52,670	1,878,772
Total		2,544,449
Japan 6.4%
Amano Corp.	55,500	1,375,617
BayCurrent Consulting, Inc.	43,600	1,549,922
CYBERDYNE, Inc.(b)	18,100	231,367
Digital Arts, Inc.	39,200	1,544,218
Elecom Co., Ltd.	40,000	896,622
Hitachi Capital Corp.	46,100	1,231,862
Hoya Corp.	18,900	1,009,730
Invincible Investment Corp.	2,908	1,298,108
ITOCHU Corp.	135,600	2,711,787
Katitas Co., Ltd.	17,400	559,696
Keyence Corp.	1,400	853,691
Koito Manufacturing Co., Ltd.	13,500	903,474
Matsumotokiyoshi Holdings Co., Ltd.	53,000	2,360,945
Miraca Holdings, Inc.	34,000	1,323,618
Mitsubishi UFJ Financial Group, Inc.	114,400	766,634
Nihon M&A Center, Inc.	76,800	2,241,532
Nippon Telegraph & Telephone Corp.	50,100	2,377,505
ORIX Corp.	121,500	2,130,970
Shinmaywa Industries Ltd.	127,800	1,432,318
SoftBank Group Corp.	23,900	1,826,168
Sony Corp.	46,500	2,171,834
Starts Corp., Inc.	38,100	1,051,907
Subaru Corp.	29,100	976,782
Sumitomo Mitsui Financial Group, Inc.	52,200	2,175,606
Takuma Co., Ltd.	155,100	1,699,392
Toyota Motor Corp.	17,200	1,127,845
Trancom Co., Ltd.	19,400	1,468,933
Total		39,298,083

2	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberia 0.3%
Royal Caribbean Cruises Ltd.	18,021	1,949,692
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Marshall Islands 0.0%
Teekay Corp.	1,900	16,758
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	102,200	639,144
Netherlands 1.3%
ASR Nederland NV	42,994	2,027,760
ING Groep NV	98,376	1,657,686
Koninklijke Ahold Delhaize NV	98,456	2,375,201
Philips Lighting NV	54,393	1,654,193
uniQure NV(b)	1,614	47,129
Total		7,761,969
Norway 0.3%
BW LPG Ltd.	312,957	1,085,937
Kongsberg Automotive ASA(b)	472,006	551,834
Total		1,637,771
Peru 0.1%
Credicorp Ltd.	1,892	439,871
Philippines 0.0%
Security Bank Corp.	83,080	334,549
Poland 0.1%
KRUK SA	8,334	543,924
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	23,233
Russian Federation 0.7%
Detsky Mir PJSC	171,772	254,770
Mail.ru Group Ltd., GDR(b),(e)	11,241	356,280
Sberbank of Russia PJSC, ADR	141,138	2,086,903
TCS Group Holding PLC, GDR(e)	20,300	418,180
X5 Retail Group NV GDR, Registered Shares(b)	8,669	246,695
Yandex NV, Class A(b)	20,962	699,292
Total		4,062,120
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.5%
AVI Ltd.	48,182	440,692
FirstRand Ltd.	56,252	301,259
Naspers Ltd., Class N	8,648	2,106,822
Total		2,848,773
South Korea 1.7%
GS Home Shopping, Inc.	3,511	569,876
Hyundai Home Shopping Network Corp.	7,999	809,941
KB Financial Group, Inc.	12,947	735,585
NAVER Corp.	660	440,116
Samsung Electronics Co., Ltd.(c),(d)	2,000	4,942,683
SK Hynix, Inc.	18,366	1,444,376
Youngone Corp.	50,457	1,408,087
Total		10,350,664
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	63,356	2,670,123
Endesa SA	81,743	1,906,264
Tecnicas Reunidas SA	56,292	1,814,428
Total		6,390,815
Sweden 0.6%
Granges AB	105,685	1,478,391
Hemfosa Fastigheter AB	173,546	2,149,738
Total		3,628,129
Switzerland 1.0%
Autoneum Holding AG	4,794	1,255,313
Nestlé SA, Registered Shares	20,235	1,567,607
Roche Holding AG, Genusschein Shares	15,307	3,401,024
Total		6,223,944
Taiwan 0.5%
Cathay Financial Holding Co., Ltd.	271,000	486,108
eMemory Technology, Inc.	15,000	185,073
MediaTek, Inc.	31,000	352,582
Silergy Corp.	12,000	250,944
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	1,641,766
Total		2,916,473

Columbia Global Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.3%
Mega Lifesciences PCL, Foreign Registered Shares	145,800	189,758
Muangthai Leasing PCL, Foreign Registered Shares	620,700	714,319
PTG Energy PCL, Foreign Registered Shares	365,386	215,625
Siam Commercial Bank PCL (The), Foreign Registered Shares	134,800	558,359
Total		1,678,061
United Kingdom 4.7%
Adaptimmune Therapeutics PLC, ADR(b)	3,300	41,943
BT Group PLC	219,427	753,148
Crest Nicholson Holdings PLC	193,284	1,295,978
DCC PLC	27,113	2,602,433
Greene King PLC	183,442	1,381,418
GW Pharmaceuticals PLC, ADR(b)	1,943	258,244
HSBC Holdings PLC	98,292	978,593
Inchcape PLC	153,341	1,531,932
John Wood Group PLC	231,600	1,805,312
Just Group PLC	535,821	1,041,582
Legal & General Group PLC	680,132	2,519,032
Liberty Global PLC, Class C(b)	56,264	1,637,283
Nightstar Therapeutics PLC, ADR(b)	18,068	258,553
Reckitt Benckiser Group PLC	10,553	827,862
Rowan Companies PLC, Class A(b)	9,700	140,068
Royal Dutch Shell PLC, Class B	144,772	5,168,194
Shire PLC	53,033	2,824,002
Tullett Prebon PLC, Registered Shares	348,594	2,258,131
Vodafone Group PLC	201,057	586,728
WPP PLC	55,089	945,334
Total		28,855,770
United States 29.3%
ACADIA Pharmaceuticals, Inc.(b)	10,758	170,084
ACCO Brands Corp.	9,600	115,680
Adtalem Global Education, Inc.(b)	3,400	161,840
Aerie Pharmaceuticals, Inc.(b)	4,983	255,130
Aflac, Inc.	44,908	2,046,458
AG Mortgage Investment Trust, Inc.	1,100	19,448
Alamo Group, Inc.	1,200	131,364
Alder Biopharmaceuticals, Inc.(b)	6,767	96,091
Alexion Pharmaceuticals, Inc.(b)	15,740	1,851,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Allete, Inc.	700	53,487
Alphabet, Inc., Class A(b)	2,244	2,285,694
Alphabet, Inc., Class C(b)	4,397	4,473,200
Altisource Portfolio Solutions SA(b)	650	17,797
Amazon.com, Inc.(b)	4,126	6,461,852
Ameren Corp.	38,614	2,263,553
American Electric Power Co., Inc.	40,665	2,845,737
American Equity Investment Life Holding Co.	4,600	138,920
American Tower Corp.	16,485	2,247,895
Amkor Technology, Inc.(b)	13,010	107,723
Analogic Corp.	1,510	125,481
Angiodynamics, Inc.(b)	5,100	98,838
Anixter International, Inc.(b)	1,300	76,570
Apple, Inc.	48,092	7,947,684
Applied Industrial Technologies, Inc.	2,230	142,608
ArcBest Corp.	4,040	129,684
Arch Coal, Inc.	170	13,741
Archrock, Inc.	10,300	111,240
Armada Hoffler Properties, Inc.	2,200	29,854
ARMOUR Residential REIT, Inc.	4,200	95,046
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Aspen Technology, Inc.(b)	2,345	205,774
Atara Biotherapeutics, Inc.(b)	2,500	100,875
Atkore International Group, Inc.(b)	5,000	88,850
ATN International, Inc.	200	10,600
AVX Corp.	900	13,284
BancFirst Corp.	1,000	57,150
Bancorp, Inc. (The)(b)	8,700	90,045
Bank of America Corp.	142,577	4,265,904
Beacon Roofing Supply, Inc.(b)	2,500	122,375
Benchmark Electronics, Inc.	4,300	113,090
Berkshire Hathaway, Inc., Class B(b)	25,258	4,893,232
Biogen, Inc.(b)	4,708	1,288,109
BioMarin Pharmaceutical, Inc.(b)	13,647	1,139,661
BlackRock, Inc.	5,511	2,873,986
Bloomin’ Brands, Inc.	2,850	67,431
bluebird bio, Inc.(b)	770	131,015
Blueprint Medicines Corp.(b)	800	61,376
Boingo Wireless, Inc.(b)	5,200	121,992

4	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Boise Cascade Co.	3,300	137,280
Booz Allen Hamilton Holdings Corp.	45,831	1,816,283
Briggs & Stratton Corp.	1,800	32,454
Brinker International, Inc.	700	30,513
Bristol-Myers Squibb Co.	26,338	1,373,000
Broadcom, Inc.	20,269	4,650,114
Buckle, Inc. (The)	1,300	29,965
CACI International, Inc., Class A(b)	400	60,420
CalAmp Corp.(b)	5,250	103,687
CareTrust REIT, Inc.	1,300	17,173
Cathay General Bancorp	3,600	144,036
Chesapeake Lodging Trust	1,100	32,494
Chesapeake Utilities Corp.	1,460	110,960
Chevron Corp.	29,118	3,642,953
Cirrus Logic, Inc.(b)	2,450	89,352
Cisco Systems, Inc.	86,092	3,813,015
Citizens Financial Group, Inc.	45,629	1,893,147
Clovis Oncology, Inc.(b)	750	32,535
CNO Financial Group, Inc.	6,650	142,576
Cohen & Steers, Inc.	3,050	122,305
Columbia Sportswear Co.	990	82,180
Comcast Corp., Class A	91,105	2,859,786
Comfort Systems U.S.A., Inc.	1,100	46,420
Comtech Telecommunications Corp.	4,375	133,831
Continental Building Product(b)	4,995	140,359
Corcept Therapeutics, Inc.(b)	3,294	54,944
CorEnergy Infrastructure Trust, Inc.	3,418	131,730
Cousins Properties, Inc.	4,000	35,560
Cracker Barrel Old Country Store, Inc.	730	120,151
CSG Systems International, Inc.	1,600	68,464
Curtiss-Wright Corp.	1,410	180,536
Customers Bancorp, Inc.(b)	3,340	96,259
CVR Energy, Inc.	3,800	131,100
Dana, Inc.	1,925	45,680
Deckers Outdoor Corp.(b)	1,740	162,272
Diamond Offshore Drilling, Inc.(b)	1,050	19,310
DiamondRock Hospitality Co.	9,200	101,660
Diodes, Inc.(b)	4,365	124,621
DISH Network Corp., Class A(b)	29,719	997,072
Common Stocks (continued)
Issuer	Shares	Value ($)
Dorman Products, Inc.(b)	940	60,404
Dynavax Technologies Corp.(b)	2,980	50,511
Eagle Bancorp, Inc.(b)	2,025	118,867
EastGroup Properties, Inc.	990	88,882
Eastman Chemical Co.	25,793	2,632,949
El Paso Electric Co.	2,250	114,862
Electronic Arts, Inc.(b)	15,959	1,882,843
EMCOR Group, Inc.	2,200	161,898
Enterprise Financial Services Corp.	1,075	54,664
Entravision Communications Corp., Class A	24,400	113,460
EOG Resources, Inc.	21,118	2,495,514
Equity LifeStyle Properties, Inc.	26,039	2,321,637
Essendant, Inc.	6,000	44,640
Essent Group Ltd.(b)	3,750	123,600
Etsy, Inc.(b)	1,550	46,407
Exterran Corp.(b)	3,100	90,799
Facebook, Inc., Class A(b)	28,759	4,946,548
Federal Agricultural Mortgage Corp.	1,590	135,961
Federal Signal Corp.	700	15,162
Ferro Corp.(b)	600	13,206
Finish Line, Inc., Class A (The)	1,800	24,426
First BanCorp(b)	5,200	37,544
First Citizens BancShares Inc., Class A	375	162,109
First Financial Bancorp	2,450	75,828
First Merchants Corp.	2,800	120,624
Flagstar Bancorp, Inc.(b)	525	18,139
Flex Pharma, Inc.(b)	37,525	180,120
Formfactor, Inc.(b)	8,500	97,538
Forward Air Corp.	1,075	58,039
Gannett Co., Inc.	12,300	118,941
Generac Holdings, Inc.(b)	3,125	140,656
General Motors Co.	59,677	2,192,533
Global Blood Therapeutics, Inc.(b)	625	27,594
Global Brass & Copper Holdings, Inc.	3,610	108,300
Green Bancorp, Inc.(b)	2,000	45,100
Green Dot Corp., Class A(b)	2,300	139,863
Haemonetics Corp.(b)	2,200	171,688
Hancock Holding Co.	3,200	156,320
Harsco Corp.(b)	5,600	114,520

Columbia Global Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Insurance Innovations, Inc., Class A(b)	1,600	45,600
Heritage Financial Corp.	3,825	113,602
HFF, Inc., Class A	2,725	95,757
Hibbett Sports, Inc.(b)	4,250	115,600
Hillenbrand, Inc.	3,200	148,320
Home Depot, Inc. (The)	19,241	3,555,737
Honeywell International, Inc.	19,846	2,871,319
Hope Bancorp, Inc.	3,750	64,838
Houlihan Lokey, Inc.	1,800	80,100
Humana, Inc.	10,412	3,063,002
Hyster-Yale Materials Handling, Inc.	320	22,784
IDACORP, Inc.	200	18,600
Immunomedics, Inc.(b)	5,600	101,976
Impax Laboratories, Inc.(b)	2,900	54,520
Imperva, Inc.(b)	3,100	138,725
Ingles Markets, Inc., Class A	1,100	37,675
Insmed, Inc.(b)	17,163	417,576
Integer Holdings Corp.(b)	2,700	148,230
International Bancshares Corp.	2,635	104,873
Invesco Ltd.	68,061	1,971,727
Invesco Mortgage Capital, Inc.	8,050	130,651
Investors Real Estate Trust	7,300	38,909
j2 Global, Inc.	1,870	148,441
John B. Sanfilippo & Son, Inc.	1,600	91,024
Johnson & Johnson	42,721	5,403,779
Jounce Therapeutics, Inc.(b)	2,620	53,946
JPMorgan Chase & Co.	50,643	5,508,946
Kadant, Inc.	1,120	103,320
KBR, Inc.	4,900	81,781
KEMET Corp.(b)	6,700	115,374
Keryx Biopharmaceuticals, Inc.(b)	7,440	32,959
Korn/Ferry International	1,000	53,460
Kronos Worldwide, Inc.	3,950	91,008
L3 Technologies, Inc.	11,756	2,302,765
Lannett Co., Inc.(b)	7,000	109,200
Lantheus Holdings, Inc.(b)	7,640	135,992
La-Z-Boy, Inc.	4,250	122,400
Lexington Realty Trust	3,400	27,336
Lockheed Martin Corp.	9,168	2,941,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Louisiana-Pacific Corp.	5,700	161,481
Loxo Oncology, Inc.(b)	725	91,285
Luxoft Holding, Inc.(b)	4,183	168,784
Magellan Health, Inc.(b)	900	75,465
MasterCard, Inc., Class A	21,876	3,899,835
Materion Corp.	2,685	136,264
MAXIMUS, Inc.	2,400	162,312
McDermott International, Inc.(b)	13,500	89,100
Medpace Holdings, Inc.(b)	3,325	122,992
Meta Financial Group, Inc.	190	21,119
Methode Electronics, Inc.	300	11,970
MGIC Investment Corp.(b)	14,985	150,150
Microsoft Corp.	81,980	7,666,770
MicroStrategy, Inc., Class A(b)	960	122,362
Molina Healthcare, Inc.(b)	1,966	163,669
Morgan Stanley	61,832	3,191,768
Movado Group, Inc.	3,515	138,667
MSA Safety, Inc.	1,800	156,312
National Health Investors, Inc.	2,160	147,463
NCI Building Systems, Inc.(b)	2,050	35,875
Nektar Therapeutics(b)	1,107	92,612
Nelnet, Inc., Class A	2,270	119,879
Netscout Systems, Inc.(b)	5,300	143,895
New Relic, Inc.(b)	1,500	104,835
Norfolk Southern Corp.	17,576	2,521,629
NVIDIA Corp.	8,559	1,924,919
Odonate Therapeutics, Inc.(b)	2,200	46,376
OFG Bancorp	5,200	70,200
OncoMed Pharmaceuticals, Inc.(b)	7,600	22,572
Ormat Technologies, Inc.	1,800	104,220
Ovid Therapeutics, Inc.(b)	5,260	49,865
Pacira Pharmaceuticals, Inc.(b)	1,650	54,615
Par Pacific Holdings, Inc.(b)	3,250	54,828
Patterson-UTI Energy, Inc.	93,026	1,992,617
Paycom Software, Inc.(b)	1,130	129,057
Paylocity Holding Corp.(b)	1,800	98,334
Peabody Energy Corp.	1,000	36,850
Pebblebrook Hotel Trust	4,025	140,835
Pegasystems, Inc.	1,700	103,785

6	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penn National Gaming, Inc.(b)	3,150	95,477
PepsiCo, Inc.	25,760	2,600,214
PetMed Express, Inc.	3,325	111,254
Pfizer, Inc.	125,159	4,582,071
Phibro Animal Health Corp., Class A	2,672	113,026
Philip Morris International, Inc.	33,191	2,721,662
PNM Resources, Inc.	300	11,895
Portland General Electric Co.	3,230	137,210
Pra Health Sciences, Inc.(b)	1,912	157,109
Preferred Apartment Communities, Inc., Class A	2,050	30,156
Preferred Bank/Los Angeles	1,960	124,930
Primoris Services Corp.	4,950	126,670
Progress Software Corp.	3,225	119,099
Providence Service Corp. (The)(b)	1,900	144,172
PS Business Parks, Inc.	1,201	138,451
Puma Biotechnology, Inc.(b)	5,105	325,444
Quad/Graphics, Inc.	4,550	112,430
Quotient Ltd.(b)	93,930	391,688
Radian Group, Inc.	8,600	122,980
RadNet, Inc.(b)	5,100	67,575
RBC Bearings, Inc.(b)	590	68,664
Restoration Hardware Holdings, Inc.(b)	1,640	156,538
REX American Resources Corp.(b)	1,207	90,259
Rogers Corp.(b)	540	57,618
RPX Corp.	11,415	123,624
Rudolph Technologies, Inc.(b)	1,050	26,618
Ruth’s Hospitality Group, Inc.	5,405	145,124
Ryman Hospitality Properties, Inc.	360	28,217
S&T Bancorp, Inc.	3,200	136,576
Sage Therapeutics, Inc.(b)	775	111,538
Saia, Inc.(b)	990	65,390
Sanderson Farms, Inc.	1,235	137,283
Sanmina Corp.(b)	790	23,305
Sarepta Therapeutics(b)	725	55,361
Schnitzer Steel Industries, Inc., Class A	1,675	49,329
SJW Corp.	2,250	136,012
Sleep Number Corp.(b)	1,800	51,012
Sotheby’s (b)	2,100	110,880
SP Plus Corp.(b)	3,000	105,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	3,688	281,468
SPX FLOW, Inc.(b)	2,075	93,375
Stamps.com, Inc.(b)	790	179,922
Sturm Ruger & Co., Inc.	2,225	122,931
Supernus Pharmaceuticals, Inc.(b)	1,430	67,067
SUPERVALU, Inc.(b)	2,483	43,477
Synaptics, Inc.(b)	3,125	136,000
Syntel, Inc.(b)	2,250	64,980
SYSCO Corp.	32,156	2,011,036
Tailored Brands, Inc.	4,350	137,242
Tech Data Corp.(b)	1,760	134,200
Teekay Tankers Ltd., Class A	469,524	539,953
Tenneco, Inc.	2,600	116,194
TESARO, Inc.(b)	10,108	514,598
Textron, Inc.	47,510	2,952,271
Tier REIT, Inc.	3,450	65,585
Tilly’s, Inc.	2,400	26,904
Tivity Health, Inc.(b)	3,600	129,420
Travelport Worldwide Ltd.	1,100	18,854
Trinseo SA	2,140	156,113
Triple-S Management Corp., Class B(b)	4,825	136,789
Triumph Bancorp, Inc.(b)	300	11,655
TTEC Holdings, Inc.	2,125	68,000
TTM Technologies, Inc.(b)	4,500	62,730
Tyson Foods, Inc., Class A	31,371	2,199,107
UMB Financial Corp.	850	65,093
United Natural Foods, Inc.(b)	3,025	136,185
Universal Display Corp.	2,757	242,754
Universal Insurance Holdings, Inc.	3,238	105,073
Usana Health Sciences, Inc.(b)	1,035	109,244
VASCO Data Security International, Inc.(b)	2,800	43,400
Verint Systems, Inc.(b)	700	29,470
Verso Corp., Class A(b)	2,150	38,829
Vertex Pharmaceuticals, Inc.(b)	9,131	1,398,504
Vishay Intertechnology, Inc.	7,400	130,610
W&T Offshore, Inc.(b)	16,900	103,090
Wabash National Corp.	5,215	104,613
Waddell & Reed Financial, Inc., Class A	6,400	129,536
Walker & Dunlop, Inc.	2,480	141,633

Columbia Global Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Walmart, Inc.	34,979	3,094,242
Warrior Met Coal, Inc.	5,275	122,644
Washington Prime Group, Inc.	3,600	23,292
Watts Water Technologies, Inc., Class A	240	17,880
Web.com Group, Inc.(b)	3,850	71,610
Weight Watchers International, Inc.(b)	1,505	105,425
Winnebago Industries, Inc.	2,875	108,962
Wintrust Financial Corp.	820	73,349
World Wrestling Entertainment, Inc., Class A	1,225	48,743
Xcerra Corp.(b)	3,737	45,143
Xenia Hotels & Resorts, Inc.	6,900	142,071
XO Group, Inc.(b)	1,250	27,100
Yelp, Inc.(b)	2,275	102,034
Zagg, Inc.(b)	6,800	76,160
Total		179,719,331
Total Common Stocks (Cost $314,036,895)		377,395,474

Exchange-Traded Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI Canada ETF	156,328	4,397,507
Total Exchange-Traded Funds (Cost $3,826,909)		4,397,507

Fixed-Income Funds 1.8%

United States 1.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,110,949	10,931,736
Total Fixed-Income Funds (Cost $11,074,748)		10,931,736

Foreign Government Obligations(f),(g) 7.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(e)
06/22/2027	0.800%	EUR	1,335,000	1,627,477
France 0.7%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	2,750,000	4,574,877
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.4%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2044	4.750%	EUR	1,452,000	2,396,009
Japan 2.0%
Japan Government 20-Year Bond
09/20/2026	2.200%	JPY	35,000,000	378,966
12/20/2027	2.100%	JPY	374,800,000	4,106,378
12/20/2035	1.000%	JPY	55,000,000	552,382
Japan Government 30-Year Bond
03/20/2033	1.100%	JPY	92,000,000	941,134
03/20/2047	0.800%	JPY	645,050,000	6,013,374
Total				11,992,234
Netherlands 1.8%
Netherlands Government Bond(e)
07/15/2027	0.750%	EUR	9,000,000	11,031,945
Norway 1.7%
Norway Government Bond(e)
05/24/2023	2.000%	NOK	40,474,000	5,170,948
03/14/2024	3.000%	NOK	41,135,000	5,530,738
Total				10,701,686
Spain 0.4%
Spain Government Bond(e)
07/30/2030	1.950%	EUR	1,891,000	2,393,605
United Kingdom 0.4%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	1,390,297	2,462,508
Total Foreign Government Obligations (Cost $45,548,433)				47,180,341

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Azul SA(b)	30,000	309,660
Total Preferred Stocks (Cost $320,318)		309,660

8	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.8%
Federal National Mortgage Association(h)
05/17/2033 - 05/14/2048	3.000%	6,250,000	6,055,742
05/14/2048	3.500%	2,000,000	1,985,625
05/14/2048	4.000%	2,000,000	2,037,031
05/14/2048	4.500%	2,000,000	2,083,281
05/14/2048	5.000%	1,000,000	1,061,836
Government National Mortgage Association(h)
05/21/2048	3.500%	3,000,000	3,003,750
05/21/2048	4.000%	1,000,000	1,022,524
Total			17,249,789
Total Residential Mortgage-Backed Securities - Agency (Cost $17,336,289)			17,249,789
Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(a),(i)	121,620,753	121,608,591
Total Money Market Funds (Cost $121,615,492)		121,608,591
Total Investments in Securities (Cost $556,257,028)		623,282,064
Other Assets & Liabilities, Net		(9,351,334)
Net Assets		$613,930,730

At April 30, 2018, securities and/or cash totaling $7,219,633 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,316,175 USD	2,451,000,000 KRW	Citi	05/18/2018	—	(24,027)
86,278,197 NOK	11,058,908 USD	HSBC	05/18/2018	298,043	—
17,674,000 NZD	12,534,984 USD	HSBC	05/18/2018	100,406	—
32,065,346 USD	3,459,822,000 JPY	HSBC	05/18/2018	—	(381,735)
19,819 USD	363,000 MXN	HSBC	05/18/2018	—	(461)
13,489,790 USD	18,482,000 NZD	HSBC	05/18/2018	—	(486,742)
343,862 USD	2,876,000 SEK	HSBC	05/18/2018	—	(15,019)
31,406,000 AUD	23,805,864 USD	Morgan Stanley	05/18/2018	161,186	—
8,666,000 CAD	6,777,143 USD	Morgan Stanley	05/18/2018	25,414	—
6,795,000 GBP	9,372,984 USD	Morgan Stanley	05/18/2018	11,061	—
27,399,928 USD	35,564,000 AUD	Morgan Stanley	05/18/2018	—	(624,811)
17,979,669 USD	23,041,000 CAD	Morgan Stanley	05/18/2018	—	(28,299)
169,367 USD	162,000 CHF	Morgan Stanley	05/18/2018	—	(5,666)
581,084 USD	3,511,000 DKK	Morgan Stanley	05/18/2018	—	(11,287)
60,780,130 USD	49,387,818 EUR	Morgan Stanley	05/18/2018	—	(1,066,692)
20,238,187 USD	14,352,000 GBP	Morgan Stanley	05/18/2018	—	(464,485)
1,705,000 CAD	1,354,446 USD	State Street	06/07/2018	25,453	—
1,153,000 GBP	1,643,862 USD	State Street	06/07/2018	53,723	—
8,426,000 ILS	2,406,575 USD	State Street	06/07/2018	60,093	—
63,363,000 JPY	591,780 USD	State Street	06/07/2018	10,714	—
3,201,808,000 KRW	3,018,836 USD	State Street	06/07/2018	26,997	—
6,997,000 NOK	904,917 USD	State Street	06/07/2018	31,593	—
6,490,048 USD	8,329,000 AUD	State Street	06/07/2018	—	(219,043)
601,388 USD	580,000 CHF	State Street	06/07/2018	—	(14,249)
894,978 USD	721,000 EUR	State Street	06/07/2018	—	(21,878)
903,533 USD	7,549,000 SEK	State Street	06/07/2018	—	(39,009)
2,256,594 USD	2,951,000 SGD	State Street	06/07/2018	—	(29,387)
Total				804,683	(3,432,790)

Columbia Global Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	405	06/2018	EUR	64,435,524	831,908	—
Euro-Buxl 30-Year	10	06/2018	EUR	1,674,385	5,890	—
Euro-OAT	23	06/2018	EUR	3,592,369	55,851	—
Hang Seng Index	33	05/2018	HKD	50,597,250	44,872	—
Japanese 10-Year Government Bond	27	06/2018	JPY	4,080,857,850	—	(40,510)
Russell 2000 E-mini	3	06/2018	USD	231,570	—	(8,625)
S&P/TSE 60 Index	39	06/2018	CAD	7,175,220	18,446	—
SPI 200 Index	110	06/2018	AUD	16,406,500	—	(15,434)
U.S. Treasury 10-Year Note	93	06/2018	USD	11,185,922	—	(51,045)
U.S. Treasury 5-Year Note	460	06/2018	USD	52,337,802	—	(273,244)
U.S. Treasury Ultra 10-Year Note	54	06/2018	USD	6,978,868	—	(40,791)
U.S. Ultra Bond	46	06/2018	USD	7,326,059	—	(61,909)
Total					956,967	(491,558)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(35)	06/2018	CAD	(4,635,361)	3,354	—
EURO STOXX 50	(282)	06/2018	EUR	(9,796,680)	—	(567,241)
MSCI EAFE Index	(276)	06/2018	USD	(27,965,700)	130,573	—
MSCI Emerging Markets Index	(55)	06/2018	USD	(3,168,550)	204,198	—
Russell 2000 E-mini	(99)	06/2018	USD	(7,641,810)	284,132	—
S&P 500 E-mini	(171)	06/2018	USD	(22,631,850)	1,212,393	—
S&P 500 E-mini	(35)	06/2018	USD	(4,632,250)	—	(96,749)
U.S. Treasury 10-Year Note	(311)	06/2018	USD	(37,406,685)	167,027	—
U.S. Treasury 2-Year Note	(19)	06/2018	USD	(4,039,333)	10,352	—
U.S. Ultra Bond	(56)	06/2018	USD	(8,918,681)	—	(110,805)
Total					2,012,029	(774,795)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.609%	USD	5,012,000	10,704	—	—	10,704	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,441,586	2,275,495	—	5,717,081	—	—	2,068,862	—	33,444,923
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	1,128,306	—	—	1,128,306	—	—	(78,981)	—	10,764,043
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,038,948	72,001	—	1,110,949	352,808	—	(144,617)	344,455	10,931,736
Columbia Short-Term Cash Fund, 1.889%
	155,847,683	187,514,168	(221,741,098)	121,620,753	—	1,946	(11,267)	1,381,606	121,608,591
Total					352,808	1,946	1,833,997	1,726,061	176,749,293

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $5,009,661, which represents 0.82% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $35,962,567, which represents 5.86% of net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Columbia Global Opportunities Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
12	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	44,208,966	—	—	—	44,208,966
Common Stocks
Argentina	1,651,864	—	—	—	1,651,864
Australia	—	2,668,588	—	—	2,668,588
Bermuda	18,620	—	—	—	18,620
Brazil	5,239,781	—	—	—	5,239,781
Canada	8,157,535	—	—	—	8,157,535
China	5,271,507	12,530,727	—	—	17,802,234
Denmark	—	2,115,270	—	—	2,115,270
Finland	—	2,497,784	—	—	2,497,784
France	223,890	14,758,867	—	—	14,982,757
Germany	—	3,247,282	—	—	3,247,282
Hong Kong	—	2,210,393	—	—	2,210,393
India	402,498	5,355,614	—	—	5,758,112
Indonesia	—	1,614,317	—	—	1,614,317
Ireland	4,063,101	—	—	—	4,063,101
Israel	22,140	3,482,172	—	—	3,504,312
Italy	—	2,544,449	—	—	2,544,449
Japan	—	39,298,083	—	—	39,298,083
Liberia	1,949,692	—	—	—	1,949,692
Malta	—	—	1	—	1
Marshall Islands	16,758	—	—	—	16,758
Mexico	639,144	—	—	—	639,144
Netherlands	47,129	7,714,840	—	—	7,761,969
Norway	—	1,637,771	—	—	1,637,771
Peru	439,871	—	—	—	439,871
Philippines	—	334,549	—	—	334,549
Poland	—	543,924	—	—	543,924
Portugal	—	—	23,233	—	23,233
Russian Federation	699,292	3,362,828	—	—	4,062,120
South Africa	—	2,848,773	—	—	2,848,773
South Korea	—	5,407,981	4,942,683	—	10,350,664
Spain	—	6,390,815	—	—	6,390,815
Sweden	—	3,628,129	—	—	3,628,129
Switzerland	—	6,223,944	—	—	6,223,944
Taiwan	—	2,916,473	—	—	2,916,473
Thailand	—	1,678,061	—	—	1,678,061
United Kingdom	2,336,091	26,519,679	—	—	28,855,770
United States	179,675,587	—	43,744	—	179,719,331
Total Common Stocks	210,854,500	161,531,313	5,009,661	—	377,395,474
Exchange-Traded Funds	4,397,507	—	—	—	4,397,507
Fixed-Income Funds	10,931,736	—	—	—	10,931,736
Foreign Government Obligations	—	47,180,341	—	—	47,180,341
Preferred Stocks
Brazil	309,660	—	—	—	309,660
Total Preferred Stocks	309,660	—	—	—	309,660
Residential Mortgage-Backed Securities - Agency	—	17,249,789	—	—	17,249,789
Money Market Funds	—	—	—	121,608,591	121,608,591
Total Investments in Securities	270,702,369	225,961,443	5,009,661	121,608,591	623,282,064
Columbia Global Opportunities Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	804,683	—	—	804,683
Futures Contracts	2,968,996	—	—	—	2,968,996
Swap Contracts	—	10,704	—	—	10,704
Liability
Forward Foreign Currency Exchange Contracts	—	(3,432,790)	—	—	(3,432,790)
Futures Contracts	(1,266,353)	—	—	—	(1,266,353)
Total	272,405,012	223,344,040	5,009,661	121,608,591	622,367,304
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	4,021,398	4,021,398	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
14	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.8%
Auto Components 0.1%
Aptiv PLC	11,178	945,435
Delphi Technologies PLC	3,726	180,376
Total		1,125,811
Automobiles —%
Dayco/Mark IV(a),(b)	2,545	80,168
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	126,609
Household Durables —%
Rhodes Companies LLC (The)(a),(b),(c),(d)	109,053	0
Media 0.7%
Cengage Learning, Inc.(a)	62,854	298,556
MGM Holdings II, Inc.(a)	68,207	6,644,487
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,128,863
tronc, Inc.(a)	4,413	81,023
Total		8,152,929
Total Consumer Discretionary		9,485,517
Energy 0.3%
Energy Equipment & Services 0.1%
Fieldwood Energy LLC(a)	1,143	46,078
Ocean Rig UDW, Inc.(a)	44,617	1,082,408
Total		1,128,486
Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	11,309	914,107
Ascent Resources-Marcellus LLC(a)	63,274	210,576
Contura Energy, Inc.	7,607	504,534
Total		1,629,217
Total Energy		2,757,703
Financials 0.3%
Capital Markets 0.3%
RCS Capital Corp.(a),(b)	54,917	3,349,937
Total Financials		3,349,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Software 0.2%
Avaya Holdings Corp.(a)	118,403	2,710,245
Total Information Technology		2,710,245
Materials 0.5%
Chemicals 0.5%
LyondellBasell Industries NV, Class A	51,857	5,482,840
Metals & Mining —%
Aleris International, Inc.(a)	16,833	483,949
Total Materials		5,966,789
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(a)	15,044	409,799
Total Telecommunication Services		409,799
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Vistra Energy Corp(a)	105,843	2,418,512
Total Utilities		2,418,512
Total Common Stocks (Cost $15,993,293)		27,098,502

Corporate Bonds & Notes 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,275,751
Gaming 0.3%
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	2,877,000	2,877,000
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	2,787,455	752,613
Total			3,629,613
Health Care 0.1%
Quorum Health Corp.
04/15/2023	11.625%	1,000,000	1,062,382
Columbia Floating Rate Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Urban One, Inc.(e)
02/15/2020	9.250%	3,000,000	2,850,972
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp. PIK(b),(e)
10/20/2020	10.000%	28,667	24,080
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc.(e)
05/01/2022	6.375%	1,000,000	1,031,880
Technology 0.2%
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,445,061
Total Corporate Bonds & Notes (Cost $12,375,426)			12,319,739

Rights 0.2%
Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(a),(b),(c)	103,952	2,425,200
Total Energy		2,425,200
Total Rights (Cost $2,425,200)		2,425,200

Senior Loans 92.5%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	5.837%	2,068,716	2,036,403
Engility Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 08/14/2023	4.682%	3,600,776	3,598,543
Leidos Innovations Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/16/2023	3.688%	4,937,191	4,974,220
TransDigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.750% 05/14/2022	4.651%	607,076	609,468
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche F Term Loan
3-month USD LIBOR + 2.750% 06/09/2023	4.789%	4,892,767	4,912,240
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/28/2021	4.802%	2,000,000	1,930,000
Total			18,060,874
Airlines 0.6%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2020	3.900%	1,765,279	1,767,203
United AirLines, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.901%	5,445,000	5,462,043
Total			7,229,246
Automotive 1.4%
Allison Transmission, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 09/23/2022	3.650%	2,510,155	2,528,279
Dayco Products LLC(b),(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	6.984%	3,200,812	3,208,815
DexKo Global Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/24/2024	5.802%	1,496,250	1,509,342
FCA US LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/31/2018	3.900%	579,993	581,443
Horizon Global Corp.(b),(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 06/30/2021	6.401%	1,245,793	1,258,250
Horizon Global Corp.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 02/16/2024		2,525,000	2,550,250
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.400%	4,800,000	4,827,024
Total			16,463,403

2	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.(f),(g)
2nd Lien Term Loan PIK
3-month USD LIBOR + 5.500% 05/23/2021	0.000%	1,139,816	1,138,391
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	6.151%	961,604	960,402
Greenhill & Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.727%	1,629,375	1,637,522
Total			3,736,315
Building Materials 2.2%
American Bath Group LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 09/30/2023	7.552%	5,184,210	5,233,875
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 04/05/2024	7.151%	1,958,777	1,870,632
HD Supply, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 08/13/2021	4.552%	1,131,358	1,138,429
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/17/2023	4.802%	395,015	397,484
Pisces Midco, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025		2,350,000	2,370,563
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.651%	6,380,795	6,404,723
SRS Distribution, Inc.(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 8.750% 02/24/2023	10.651%	1,000,000	1,026,250
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/25/2022	5.318%	493,671	495,522
US Silica Co.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 04/25/2025		3,500,000	3,530,625
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% 12/19/2023	5.560%	3,360,088	3,378,703
Total			25,846,806
Cable and Satellite 2.4%
Charter Communications Operating, LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	3.910%	3,658,313	3,672,690
Cogeco Communications (U.S.A.) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.276%	4,500,000	4,509,990
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	4.147%	2,480,186	2,471,505
Encompass Digital Media, Inc.(b),(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.810%	1,883,397	1,845,729
Tranche B 2nd Lien Term Loan
3-month USD LIBOR + 7.750% 06/06/2022	10.060%	1,500,000	1,230,000
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.750%	1,990,000	1,995,592
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 08/17/2020	4.089%	1,910,000	1,913,973
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 11/17/2023	4.410%	5,749,473	5,769,251
Virgin Media Bristol LLC(f),(g)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.397%	4,200,000	4,217,934
Total			27,626,664
Chemicals 6.8%
Aruba Investments, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 02/02/2022	5.151%	2,462,025	2,463,576

Columbia Floating Rate Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 08/12/2022	0.000%	1,768,500	1,772,921
Atotech U.S.A., Inc.(f),(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	5.302%	3,657,412	3,681,186
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.052%	3,143,461	3,154,525
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.660%	4,935,792	4,950,205
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	589,113	563,091
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	3,563,648	3,406,242
DuBois Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/15/2024	5.151%	1,436,950	1,445,040
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	816,750	780,674
Houghton International(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/20/2019	5.151%	1,858,542	1,858,542
Houghton International(b),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/21/2020	10.401%	2,150,000	2,152,688
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.901%	5,137,125	5,150,687
Invictus Intermediate II SARL(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.651%	1,575,000	1,586,813
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.401%	2,529,225	2,548,195
MacDermid, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.901%	4,135,041	4,161,919
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/14/2024	4.265%	1,484,201	1,494,412
Nexeo Solutions, LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	5.465%	5,551,689	5,600,266
OCI Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 03/13/2025	6.552%	3,775,000	3,804,898
Omnova Solutions, Inc.(b),(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 08/25/2023	5.151%	1,414,911	1,425,523
PolyOne Corp.(f),(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/11/2022	3.647%	3,424,610	3,440,671
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	4.401%	4,527,446	4,549,268
Ravago Holdings America, Inc.(b),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.060%	3,932,462	3,952,125
Solenis International LP/Holdings 3 LLC/Ashland Water Technologies(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/31/2021	5.234%	2,388,834	2,388,834
Trinseo Materials Operating SCA/Finance, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	4.401%	1,952,654	1,967,299
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	1,739,826	1,757,502
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	753,924	761,584

4	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univar USA, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 07/01/2024	4.401%	4,637,106	4,675,501
Vantage Specialties, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	10.151%	2,400,000	2,404,008
Versum Materials, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/29/2023	4.302%	738,750	742,909
Total			78,641,104
Construction Machinery 1.3%
Clarke Equipment Co.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.302%	1,051,754	1,052,742
Columbus McKinnon Corp(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 01/31/2024	4.802%	2,953,076	2,975,224
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	5.310%	1,309,700	1,315,436
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	7.401%	3,009,875	3,006,113
North American Lifting Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	6.802%	2,382,557	2,257,473
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	5.887%	4,512,931	4,505,395
Total			15,112,383
Consumer Cyclical Services 2.8%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 04/04/2024	5.052%	1,980,000	1,988,356
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/15/2024	4.897%	4,567,042	4,595,585
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Cushman & Wakefield(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	5.358%	4,445,899	4,452,079
IG Investments Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/31/2021	5.802%	1,419,804	1,432,227
ServiceMaster Co. LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.401%	3,639,037	3,661,781
Staples, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.358%	4,812,938	4,757,878
Trans Union LLC(f),(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	3.901%	3,388,256	3,394,016
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.901%	5,695,781	5,731,380
USS Ultimate Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/25/2024	5.651%	1,990,000	1,998,716
Total			32,012,018
Consumer Products 1.1%
Interior Logic Group, Inc.(b),(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 03/01/2024	7.901%	1,900,000	1,904,750
Prestige Brands, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 01/26/2024	3.901%	1,362,753	1,369,989
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	5.695%	3,421,638	3,086,797
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	1,898,666	1,504,693
Steinway Musical Instruments, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 02/14/2025	5.647%	3,000,000	3,015,000

Columbia Floating Rate Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Weight Watchers International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 11/29/2024	6.985%	1,481,250	1,497,914
Total			12,379,143
Diversified Manufacturing 3.9%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/18/2024	5.151%	2,985,000	3,003,238
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.206%	2,430,671	2,444,356
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.206%	1,831,244	1,841,554
Apergy Corp.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2025		2,100,000	2,110,500
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2022	5.651%	2,468,079	2,472,719
Bright Bidco BV(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/30/2024	5.732%	4,615,125	4,678,583
Crosby US Acquisition Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/23/2020	4.904%	837,812	827,130
2nd Lien Term Loan
3-month USD LIBOR + 6.000% 11/22/2021	7.904%	2,000,000	1,961,660
EWT Holdings III Corp(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	5.302%	4,633,196	4,664,099
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 10/25/2023	4.901%	2,543,428	2,334,817
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.052%	2,796,339	2,811,383
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/01/2024	5.052%	5,614,827	5,644,529
Harsco Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 12/06/2024	4.938%	1,980,037	2,002,313
Hyster-Yale Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/30/2023	5.151%	1,491,875	1,501,199
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 05/16/2024	6.651%	2,084,250	2,093,379
Tyco International Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 1.500% 03/02/2020	3.373%	1,987,500	1,982,531
Welbilt, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 03/03/2023	4.651%	2,565,597	2,581,632
Total			44,955,622
Electric 4.0%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	3.694%	2,524,500	2,527,125
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.910%	4,176,998	4,192,662
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.401%	566,640	567,439
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/31/2023	4.810%	2,849,250	2,860,248
3-month USD LIBOR + 2.500% 01/15/2024	4.810%	2,215,823	2,224,819
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/02/2023	5.651%	5,048,758	5,048,758

6	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/28/2023	5.560%	2,163,599	2,173,335
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 11/28/2024	4.990%	997,500	1,004,363
Frontera Generation Holdings LLC(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 04/25/2025		2,975,000	2,989,875
Helix General Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.651%	1,945,971	1,961,228
MRP Generation Holdings, LLC(b),(f),(g)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	9.302%	5,097,375	4,912,595
Nautilus Power, LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/16/2024	6.151%	2,933,977	2,969,742
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 12/02/2021	5.410%	1,394,354	1,293,264
Vistra Operations Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.401%	1,889,652	1,902,048
3-month USD LIBOR + 2.250% 12/14/2023	4.147%	888,750	894,305
Tranche C Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.401%	335,714	337,917
Viva Alamo LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 02/22/2021	8.000%	5,581,540	5,543,194
WG Partners Acquisition LLC(b),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.802%	3,062,946	3,070,603
Total			46,473,520
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Environmental 1.5%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 11/10/2023	3.998%	5,179,698	5,209,896
EnergySolutions LLC(b),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 05/29/2020	6.660%	1,989,036	2,003,953
STI Infrastructure SARL(b),(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.802%	3,834,939	3,604,842
WCA Waste Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/11/2023	4.401%	3,349,000	3,363,669
Wrangler Buyer Corp./Waste Industries USA, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/27/2024	4.901%	3,167,062	3,179,921
Total			17,362,281
Finance Companies 1.0%
Avolon Borrower 1 LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 03/21/2022	4.147%	5,279,913	5,287,991
FinCo I LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 12/27/2022	4.651%	6,190,241	6,252,144
Total			11,540,135
Food and Beverage 1.9%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/28/2024	3.901%	2,251,535	2,264,211
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 08/18/2021	9.064%	2,000,000	1,362,860
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/06/2024	4.648%	2,772,031	2,783,120

Columbia Floating Rate Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hostess Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	4.151%	2,161,706	2,177,378
JBS USA Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	4.678%	5,271,750	5,264,053
Pinnacle Foods Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 02/02/2024	3.637%	1,068,315	1,075,601
US Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/27/2023	4.401%	4,527,791	4,566,277
Wells Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	4.785%	2,500,000	2,531,250
Total			22,024,750
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.875%	2,487,500	2,489,067
Gaming 5.7%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.151%	1,725,000	1,745,131
Term Loan
3-month USD LIBOR + 3.250% 07/01/2023	5.151%	2,481,346	2,499,956
Aristocrat Leisure Ltd.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 10/20/2021	4.359%	1,461,538	1,469,533
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/15/2023	4.244%	1,260,283	1,266,445
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.651%	3,990,000	4,021,601
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.901%	4,328,250	4,363,439
Eldorado Resorts, Inc.(b),(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.180%	1,468,116	1,477,292
Gateway Casinos & Entertainment Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.473%	3,950,000	3,977,176
Golden Nugget, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2023	4.648%	5,498,305	5,542,512
Greektown Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2024	4.901%	1,935,375	1,937,794
Las Vegas Sands LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	3.651%	2,797,741	2,812,094
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/13/2023	5.901%	5,220,036	5,177,649
MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/06/2021	4.651%	2,255,652	2,268,622
Penn National Gaming, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	4.401%	1,501,000	1,512,257
Scientific Games International, Inc.(b),(f),(g),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 10/18/2020	0.500%	1,900,000	1,681,500
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	4.726%	8,254,312	8,302,022
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	3.651%	2,263,625	2,278,904

8	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Stars Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/06/2025	5.325%	6,017,706	6,037,022
Twin River Management Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.802%	2,162,745	2,178,057
Yonkers Racing Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	5.160%	4,988,478	5,022,799
Total			65,571,805
Health Care 5.2%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.401%	1,502,764	1,516,545
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	5.802%	2,778,217	2,786,024
Avantor, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	5.901%	2,369,063	2,394,032
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	4.651%	5,845,750	5,867,671
CHS/Community Health Systems, Inc.(f),(g)
Tranche G Term Loan
3-month USD LIBOR + 3.000% 12/31/2019	4.984%	1,487,631	1,462,996
Tranche H Term Loan
3-month USD LIBOR + 3.250% 01/27/2021	5.234%	870,737	843,892
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/24/2021	4.651%	5,715,338	5,759,632
Diplomat Pharmacy, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.410%	1,625,000	1,637,187
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.910%	2,218,184	2,225,393
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 04/07/2022	6.901%	1,974,684	1,996,899
HCA, Inc.(f),(g)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	3.901%	1,650,000	1,666,731
INC Research Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/01/2024	4.151%	2,859,375	2,868,554
MPH Acquisition Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.052%	1,752,089	1,760,604
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/31/2021	5.302%	1,224,000	1,231,650
Onex Carestream Finance LP(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	5.901%	1,666,360	1,672,309
Ortho-Clinical Diagnostics Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.650%	5,386,420	5,420,085
PharMerica Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	5.395%	775,000	778,232
PharMerica Corp.(b),(f),(g)
2nd lien Term Loan
3-month USD LIBOR + 7.750% 12/05/2025	9.645%	1,000,000	1,000,000
Quorum Health Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.750% 04/29/2022	0.000%	1,219,144	1,243,332
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 03/01/2021	4.651%	3,399,353	3,429,098
Sterigenics-Nordion Holdings, LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	4.901%	6,348,611	6,380,354

Columbia Floating Rate Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	4.651%	5,982,056	5,787,639
Total			59,728,859
Independent Energy 0.3%
Ascent Resources – Marcellus, LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.500% 03/30/2023	8.387%	62,500	62,500
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%	3,000,000	3,172,500
Total			3,235,000
Leisure 3.6%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 05/28/2021	6.052%	4,283,125	4,304,541
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 12/15/2022	4.147%	2,257,735	2,265,501
3-month USD LIBOR + 2.250% 12/15/2023	4.147%	98,750	99,120
Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.401%	6,500,000	6,489,860
ClubCorp Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	4.890%	4,210,853	4,218,769
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/01/2024	4.401%	6,258,105	6,248,343
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/10/2022	4.734%	4,139,245	4,147,648
NAI Entertainment Holdings LLC(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/25/2025		2,275,000	2,281,643
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 06/30/2022	3.650%	1,906,729	1,913,479
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	5.160%	4,905,313	4,928,073
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2021	5.160%	3,461,921	3,482,693
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	9.151%	1,733,333	1,746,333
Total			42,126,003
Lodging 1.2%
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2024	4.401%	3,424,125	3,438,883
Hilton Worldwide Finance LLC(f),(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	3.647%	7,527,442	7,587,285
RHP Hotel Properties LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	4.070%	2,499,750	2,512,874
Total			13,539,042
Media and Entertainment 6.1%
Cengage Learning, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.147%	2,890,945	2,581,990
Cumulus Media Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	5.160%	2,948,428	2,485,525
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	4.651%	3,002,312	3,029,844
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	4.651%	1,492,500	1,488,769

10	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Getty Images, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	5.802%	2,984,625	2,831,156
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 02/07/2024	4.137%	2,913,125	2,922,826
Hubbard Radio LLC(f),(g),(h)
Delayed Draw Term Loan
3-month USD LIBOR + 3.000% 03/08/2025		1,053,443	1,058,710
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.910%	2,310,000	2,320,118
iHeartCommunications, Inc.(f),(k)
Tranche D Term Loan
01/30/2019	0.000%	7,958,970	6,325,391
Ion Media Networks, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 12/18/2020	4.660%	2,316,311	2,321,128
Learfield Communications(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.160%	2,814,375	2,842,519
Learfield Communications(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 12/01/2023		1,475,000	1,486,062
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.148%	3,075,000	3,081,734
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/04/2022	5.901%	1,399,949	1,371,082
Meredith Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.901%	3,350,000	3,370,535
Mission Broadcasting, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.407%	304,771	305,990
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nexstar Broadcasting, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.407%	2,373,286	2,382,779
Nielsen Finance LLC(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.895%	3,915,574	3,933,311
Radio One, Inc.(b),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	5.910%	5,940,000	5,880,600
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	4.160%	5,846,119	5,862,547
Sinclair Television Group, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024		3,350,000	3,363,969
Tribune Media Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	4.901%	166,798	166,798
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	4.901%	3,450,269	3,454,582
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.401%	1,000,000	1,014,000
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	4.651%	4,307,489	4,245,203
Total			70,127,168
Metals and Mining 0.9%
Arch Coal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/07/2024	4.651%	1,881,000	1,879,232
Contura Energy, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 03/18/2024	6.910%	5,597,000	5,590,004
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% 03/28/2022	8.109%	2,490,815	2,429,317

Columbia Floating Rate Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Noranda Aluminum Acquisition Corp.(f),(k)
Tranche B Term Loan
02/28/2019	0.000%	428,094	11,773
Total			9,910,326
Midstream 0.2%
Energy Transfer Equity LP(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.898%	683,364	683,754
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2021	6.552%	1,753,349	1,728,802
Total			2,412,556
Oil Field Services 1.2%
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.151%	135,937	136,334
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.151%	183,515	176,863
MRC Global US, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 09/20/2024	5.401%	6,807,938	6,846,266
Ocean Rig UDW, Inc.(f)
Term Loan
09/20/2024	8.000%	210,861	220,647
Seadrill Operating LP(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 02/21/2021	8.302%	2,138,940	1,828,195
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.850%	4,575,000	4,597,875
Total			13,806,180
Other Financial Institutions 0.3%
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	3.898%	3,197,727	3,208,823
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 2.3%
Booz Allen Hamilton Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 06/30/2023	3.901%	1,811,480	1,824,504
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.302%	3,525,000	3,556,584
Generac Power Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/31/2023	4.308%	1,799,137	1,805,884
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	7.052%	6,228,210	6,274,922
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 06/30/2021	5.802%	2,430,313	2,453,595
Husky IMS International Ltd(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.056%	4,225,000	4,227,873
KAR Auction Services, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 03/11/2021	4.563%	794,159	796,891
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.651%	3,463,288	3,490,994
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.651%	221,739	223,513
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/21/2024	4.148%	2,248,266	2,263,442
Total			26,918,202
Other REIT 0.1%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/30/2023	4.151%	1,103,368	1,108,123

12	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/09/2020	6.302%	2,933,439	2,461,654
Packaging 4.5%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	4.647%	1,629,437	1,584,627
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 12/07/2024	9.644%	1,000,000	937,500
Berry Global, Inc.(f),(g)
Tranche P Term Loan
3-month USD LIBOR + 2.000% 01/06/2021	3.897%	1,661,307	1,670,760
BWAY Holding Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.587%	5,632,438	5,661,613
Charter NEX US, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.901%	1,538,375	1,540,683
Consolidated Container Co. LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/22/2024	4.901%	1,890,512	1,902,328
Coveris Holdings SA(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	6.552%	5,407,593	5,414,353
ICSH Parent, Inc.(b),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/29/2024	5.410%	1,088,996	1,097,164
ICSH Parent, Inc.(f),(g),(h),(i)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/29/2024	5.801%	130,532	131,510
Novolex (f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/29/2023	5.308%	3,143,250	3,158,463
Packaging Coordinators Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.060%	2,308,875	2,326,192
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/14/2024	6.500%	2,686,500	2,695,741
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 07/26/2023	4.938%	898,648	900,895
ProAmpac PG Borrower LLC(f),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.396%	3,061,473	3,082,903
ProAmpac PG Borrower LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	10.398%	3,300,000	3,359,829
Ranpak Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	5.150%	1,644,851	1,651,019
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	4.651%	3,659,502	3,682,374
SIG Combibloc Holdings SCA(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/11/2022	4.651%	2,299,806	2,310,017
Spectrum Holdings III Corp.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 01/31/2026	8.901%	1,575,000	1,590,750
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.052%	1,997,443	2,007,430
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.972%	201,261	202,268
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	5.151%	2,593,500	2,605,171
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 04/22/2024	5.295%	3,000,000	3,012,510
Total			52,526,100

Columbia Floating Rate Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	7.802%	3,613,500	3,630,050
Pharmaceuticals 2.5%
Akorn, Inc.(b),(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/16/2021	6.188%	1,452,905	1,423,847
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 05/20/2024	4.151%	3,272,457	3,285,252
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	6.188%	3,002,313	2,983,548
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.994%	4,776,750	4,800,634
Jaguar Holding Company I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2022	4.611%	5,903,347	5,933,513
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/24/2025	4.820%	2,725,000	2,719,550
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/24/2024	5.203%	1,730,429	1,715,288
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.302%	5,027,921	5,049,491
Valeant Pharmaceuticals International, Inc.(f),(g)
Tranche B-F4 Term Loan
3-month USD LIBOR + 3.500% 04/01/2022	5.394%	1,115,368	1,127,224
Total			29,038,347
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/12/2022	5.151%	1,968,747	1,979,300
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/27/2025		1,925,000	1,935,318
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.000% 08/04/2025	7.901%	1,500,000	1,540,500
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/04/2022	4.651%	1,576,907	1,587,015
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 11/03/2023	4.651%	1,564,939	1,575,705
Hub International Limited(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	4,200,000	4,224,486
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.302%	3,159,125	3,169,645
Total			16,011,969
Restaurants 1.4%
Burger King/Tim Hortons(f),(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.151%	6,634,020	6,650,605
IRB Holding Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.194%	1,750,000	1,768,603
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.644%	4,400,000	4,426,136
P.F. Chang’s China Bistro, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	7.669%	3,955,125	3,890,854
Total			16,736,198
Retailers 4.3%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.942%	2,390,688	1,887,903

14	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	6.901%	3,980,000	4,004,875
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	7.087%	2,509,050	2,130,810
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/03/2024	5.391%	3,321,885	3,334,674
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/17/2024	4.410%	3,142,502	3,154,286
Culligan NewCo. Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.151%	1,119,375	1,124,972
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.151%	2,468,750	2,481,094
David’s Bridal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 10/11/2019	6.310%	3,459,757	2,971,793
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2023	4.401%	4,821,969	4,842,076
Hudson’s Bay Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 09/30/2022	5.150%	1,816,244	1,720,129
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	5.362%	3,461,454	2,562,272
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	6.234%	4,016,250	3,908,052
Men’s Wearhouse, Inc. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 04/09/2025	5.407%	822,696	829,895
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/30/2023	4.649%	4,558,044	4,582,977
Neiman Marcus Group, Ltd. LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.141%	3,031,571	2,665,024
Party City Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/19/2022	4.920%	2,808,465	2,824,276
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.890%	4,120,507	3,233,568
Raley’s (b),(f),(g)
Term Loan
3-month USD LIBOR + 5.250% 05/18/2022	7.151%	2,096,907	2,112,634
Sports Authority, Inc. (The)(b),(f),(k)
Tranche B Term Loan
11/16/2017		1,123,753	225
Total			50,371,535
Supermarkets 0.9%
Albertsons LLC(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	4.651%	246,474	244,010
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 12/21/2022	5.292%	2,962,631	2,938,574
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.956%	2,141,350	2,117,260
Crossmark Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/20/2019	5.802%	2,305,187	1,196,784
SUPERVALU, Inc.(f),(g)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.401%	1,392,187	1,392,619
Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.401%	2,320,313	2,321,032
Total			10,210,279

Columbia Floating Rate Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 13.3%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	5.552%	4,626,750	4,665,800
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/19/2025	9.302%	500,000	515,500
Avaya, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 12/15/2024	6.647%	3,990,000	4,030,618
BMC Software Finance, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/10/2022	5.151%	4,666,634	4,682,454
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	10.552%	3,000,000	2,949,990
CDW LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 08/17/2023	4.060%	2,393,495	2,406,276
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
3-month USD LIBOR + 2.000% 12/29/2022	3.901%	1,276,200	1,282,185
Dell International LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.910%	4,431,829	4,444,283
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.651%	2,475,000	2,480,420
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	9.901%	1,975,000	1,968,423
EVERTEC Group LLC(b),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/17/2020	4.396%	1,571,625	1,569,661
First Data Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	4.147%	2,931,814	2,942,075
3-month USD LIBOR + 2.250% 04/26/2024	4.147%	3,259,804	3,270,855
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Go Daddy Operating Co., LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.151%	4,946,824	4,968,491
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.651%	4,947,215	4,966,806
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.151%	2,501,336	2,518,145
Information Resources, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	6.194%	1,509,750	1,521,541
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.194%	1,625,000	1,629,063
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/06/2021	6.860%	1,033,438	1,011,478
MA FinanceCo LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	4.401%	2,896,011	2,891,174
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.651%	1,147,125	1,143,110
MacDonald, Dettwiler and Associates Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.660%	4,139,625	4,143,061
McAfee LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	6.401%	5,925,237	5,998,355
McDermott International, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 04/04/2025		2,600,000	2,579,694
Micron Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	3.660%	3,930,000	3,957,824
Microsemi Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2023	3.898%	1,962,240	1,965,183

16	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.484%	5,034,750	5,029,615
Mitel US Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.651%	2,164,125	2,173,149
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.556%	2,089,500	2,093,240
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	6.052%	1,435,500	1,431,021
ON Semiconductor Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 03/31/2023	3.901%	2,613,081	2,628,106
Perspecta, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/30/2025	2.250%	3,025,000	3,021,219
Quest Software US Holdings Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/31/2022	7.859%	1,604,575	1,612,261
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.787%	2,524,548	2,517,176
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/24/2022	5.160%	3,924,297	3,906,324
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2021	4.410%	2,598,750	2,608,495
RP Crown Parent, LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 10/12/2023	4.651%	1,110,938	1,117,414
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	3.901%	3,337,498	3,349,079
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/04/2022	3.813%	1,607,194	1,621,257
SCS Holdings I, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	6.151%	1,509,897	1,521,855
Seattle SpinCo, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.651%	5,486,250	5,467,048
Shutterfly, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	4.660%	1,800,000	1,815,750
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	0.000%	2,593,892	2,610,104
SS&C Technologies Holdings, Inc.(f),(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	0.000%	959,713	965,712
Tempo Acquisition, LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.901%	7,910,325	7,953,199
TTM Technologies, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/08/2024		4,731,861	4,758,501
Vantiv LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 10/14/2023	3.896%	1,362,485	1,370,429
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	3.907%	3,374,500	3,389,280
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	6.802%	3,982,005	3,917,298
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.901%	3,990,000	4,018,568

Columbia Floating Rate Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Western Digital Corp.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/29/2023	3.900%	1,815,303	1,825,033
Xperi Corp(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 12/01/2023	4.401%	1,749,583	1,753,957
Zebra Technologies Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	4.362%	3,417,317	3,439,632
Total			154,417,187
Wireless 1.7%
Altice France SA(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.651%	3,514,500	3,452,364
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.151%	2,977,500	2,977,500
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	3.900%	4,935,583	4,947,231
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.438%	6,160,443	6,175,844
Switch, Ltd.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.151%	2,257,938	2,272,050
Total			19,824,989
Wirelines 1.9%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.651%	6,384,000	6,285,559
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.148%	7,050,000	7,079,399
Southwire Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 02/10/2021	4.145%	1,559,727	1,560,210
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	5.900%	3,889,375	3,711,942
Tranche B7 Term Loan
3-month USD LIBOR + 3.250% 02/17/2024	5.150%	1,513,377	1,330,515
Zayo Group LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 01/19/2024	4.151%	1,698,036	1,709,175
Total			21,676,800
Total Senior Loans (Cost $1,076,423,619)			1,070,550,526

Warrants 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Education Media(a),(d)	383	—
Total Consumer Discretionary		—
Energy —%
Oil, Gas & Consumable Fuels —%
Ascent Resources-Marcellus LLC(a)	120,176	20,430
Ascent Resources-Marcellus LLC(a)	93,471	12,151
Ascent Resources-Marcellus LLC(a)	11,625	872
Total		33,453
Total Energy		33,453
Total Warrants (Cost $33,453)		33,453

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(l),(m)	82,228,575	82,220,352
Total Money Market Funds (Cost $82,222,074)		82,220,352
Total Investments in Securities (Cost: $1,189,473,065)		1,194,647,772
Other Assets & Liabilities, Net		(36,819,793)
Net Assets		1,157,827,979

18	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $2,425,200, which represents 0.21% of net assets.
(d)	Negligible market value.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $11,257,357, which represents 0.97% of net assets.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(g)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(h)	Represents a security purchased on a forward commitment basis.
(i)	At April 30, 2018, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ICSH Parent, Inc. Delayed Draw 1st Lien Term Loan 04/29/2024 5.801%	129,879
Scientific Games International, Inc. Term Loan 10/18/2020 0.500%	1,900,000

(j)	Represents a security purchased on a when-issued basis.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2018, the value of these securities amounted to $6,337,389, which represents 0.55% of net assets.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	44,008,750	309,847,889	(271,628,064)	82,228,575	(5,343)	(3,139)	667,835	82,220,352
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Floating Rate Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	2,462,306	6,943,043	80,168	—	9,485,517
Energy	2,501,049	256,654	—	—	2,757,703
Financials	—	—	3,349,937	—	3,349,937
Information Technology	2,710,245	—	—	—	2,710,245
Materials	5,482,840	483,949	—	—	5,966,789
Telecommunication Services	409,799	—	—	—	409,799
Utilities	2,418,512	—	—	—	2,418,512
Total Common Stocks	15,984,751	7,683,646	3,430,105	—	27,098,502
Corporate Bonds & Notes	—	12,295,659	24,080	—	12,319,739
Rights
Energy	—	—	2,425,200	—	2,425,200
Senior Loans	—	1,023,737,730	46,812,796	—	1,070,550,526
20	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Warrants
Consumer Discretionary	—	—	—	—	—
Energy	—	33,453	—	—	33,453
Total Warrants	—	33,453	—	—	33,453
Money Market Funds	—	—	—	82,220,352	82,220,352
Total Investments in Securities	15,984,751	1,043,750,488	52,692,181	82,220,352	1,194,647,772
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 07/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2018 ($)
Common Stocks	1,741,395	-	(119,590)	2,319,492	-	(1,694,365)	1,752,149	(568,976)	3,430,105
Corporate Bonds & Notes	890	70	608	22,512	-	-	-	-	24,080
Rights	-	-	-	-	2,425,200	-	-	-	2,425,200
Senior Loans	36,111,934	81,971	(205,340)	169,151	1,046,995	(5,593,315)	33,337,988	(18,136,588)	46,812,796
Total	37,854,219	82,041	(324,322)	2,511,155	3,472,195	(7,287,680)	35,090,137	(18,705,564)	52,692,181
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2018 was $2,295,491, which is comprised of Common Stocks of $2,416,348, Corporate Bonds & Notes of $22,512, and Senior Loans of $(143,369).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds, common stocks and rights classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Floating Rate Fund | Quarterly Report 2018	21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018